UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05639

Pacholder High Yield Fund, Inc.

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, NY 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 217-9502

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

Pacholder High Yield Fund, Inc.

Schedule of Portfolio Investments as of March 31, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J. P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2014.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments

As of March 31, 2014 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

CONVERTIBLE BOND — 0.0%
CONSUMER DISCRETIONARY — 0.0%
HOTELS, RESTAURANTS & LEISURE — 0.0%
Real Mex Restaurants, Inc., PIK, 1.120%, 03/21/18[9] (cost $40,725)	$41		$—	0.0%

CORPORATE BONDS — 116.9%
CONSUMER DISCRETIONARY — 20.3%
AUTO COMPONENTS — 1.5%
Goodyear Tire & Rubber Co. (The), Co Guar, 7.000%, 05/15/22[10]	815		904,650	0.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp., Private Placement, Co Guar, 5.875%, 02/01/22[2]	253		256,795	0.2
JB Poindexter & Co., Inc., Private Placement, Sr Unsec’d Nt, 9.000%, 04/01/22[2]	182		194,740	0.2
Pittsburgh Glass Works LLC, Private Placement, Sr Sec’d Nt, 8.000%, 11/15/18[2]	107		116,362	0.1
Stackpole International Intermediate/Stackpole International Powder, Private Placement, Sr Sec’d Nt, (Luxembourg), 7.750%, 10/15/21[2]	259		277,454	0.2

			1,750,001	1.5
AUTOMOBILES — 1.3%
Chrysler Group LLC/CG Co-Issuer, Inc., Private Placement, Sec’d Nt, 8.000%, 06/15/19[2]	200		219,000	0.2
Chrysler Group LLC/CG Co-Issuer, Inc., Sec’d Nt,
8.000%, 06/15/19	200		219,000	0.2
8.250%, 06/15/21	600		678,750	0.6
Jaguar Land Rover Automotive plc, Private Placement, Co Guar, (United Kingdom),
4.125%, 12/15/18[2]	200		204,750	0.2
5.625%, 02/01/23[2]	150		156,375	0.1
Motors Liquidation Co.,
5.250%, 03/06/32[9]	25 Units		3	0.0	[12]
6.250%, 07/15/33[9]	15 Units		1	0.0	[12]
7.250%, 04/15/41[9]	–Units	[11]	—	0.0
7.250%, 07/15/41[9]	–Units	[11]	—	0.0
7.250%, 02/15/52[9]	7 Units		1	0.0	[12]
Description	Par (000)		Value	Percent of Net Assets*

AUTOMOBILES — (continued)
7.375%, 10/01/51[9]	–Units	[11]	$—	0.0%
7.735%, 05/15/48[9]	10 Units		1	0.0	[12]
7.750%, 03/15/36[1,4,9]	55 Units		—	0.0
Motors Liquidation Co., Debentures,
6.750%, 05/01/28[1,4,9]	$50		—	0.0
8.100%, 06/15/24[1,4,9]	1,725		2	0.0	[12]
8.375%, 07/15/33[1,4,9]	425		—	0.0

			1,477,883	1.3
DISTRIBUTORS — 0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp., Co Guar, 6.750%, 05/20/20	126		136,395	0.1
VWR Funding, Inc., Co Guar, 7.250%, 09/15/17	220		236,500	0.2

			372,895	0.3
DIVERSIFIED CONSUMER SERVICES — 0.2%
Service Corp. International, Private Placement, Sr Unsec’d Nt, 5.375%, 01/15/22[2]	29		29,363	0.0	[12]
Service Corp. International, Sr Unsec’d Nt, 4.500%, 11/15/20	150		146,250	0.2

			175,613	0.2
HOTELS, RESTAURANTS & LEISURE — 3.5%
Burger King Corp., Co Guar, 9.875%, 10/15/18	50		54,562	0.0	[12]
Caesars Entertainment Resort Properties LLC, Private Placement, Sr Sec’d Nt, 8.000%, 10/01/20[2]	425		447,313	0.4
CCM Merger, Inc., Private Placement, Co Guar, 9.125%, 05/01/19[2]	52		55,380	0.0	[12]
CEC Entertainment, Inc., Private Placement, Sr Unsec’d Nt, 8.000%, 02/15/22[2]	155		160,425	0.1
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Co Guar, 5.250%, 03/15/21	100		101,250	0.1
DineEquity, Inc., Co Guar, 9.500%, 10/30/18	90		98,100	0.1
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Private Placement, Sr Sec’d Nt, 10.500%, 07/01/19[2]	44		47,190	0.0	[12]
Graton Economic Development Authority, Private Placement, Sr Sec’d Nt, 9.625%, 09/01/19[2]	100		114,250	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Private Placement, Co Guar, 5.625%, 10/15/21[2]	$175	$182,875	0.2%
MGM Resorts International, Co Guar,
6.750%, 10/01/20	100	110,875	0.1
7.750%, 03/15/22	54	62,640	0.1
8.625%, 02/01/19	85	101,787	0.1
10.000%, 11/01/16[10]	500	596,875	0.5
MISA Investments Ltd., Private Placement, Unsec’d Nt, (United Kingdom), PIK, 9.375%, 08/15/18[2]	130	133,900	0.1
MTR Gaming Group, Inc., Sec’d Nt, 11.500%, 08/01/19	95	107,350	0.1
PF Chang’s China Bistro, Inc., Private Placement, Co Guar, 10.250%, 06/30/20[2]	60	63,150	0.1
Pinnacle Entertainment, Inc., Co Guar, 7.500%, 04/15/21	180	194,850	0.2
Real Mex Restaurants, Inc., 11.000%, 04/15/14[9]	88	87,931	0.1
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp., Private Placement, Sr Sec’d Nt, 9.500%, 06/15/19[2]	99	108,529	0.1
Royal Caribbean Cruises Ltd., Sr Unsec’d Nt, (Liberia), 7.500%, 10/15/27	1	1,115	0.0	[12]
Sabre GLBL, Inc., Private Placement, Sr Sec’d Nt, 8.500%, 05/15/19[2]	110	121,550	0.1
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Private Placement, Co Guar, 5.875%, 05/15/21[2]	160	161,200	0.1
Seneca Gaming Corp., Private Placement, Co Guar, 8.250%, 12/01/18[2]	210	224,700	0.2
Shingle Springs Tribal Gaming Authority, Private Placement, Sr Unsec’d Nt, 9.750%, 09/01/21[2]	160	177,600	0.2
Six Flags Entertainment Corp., Private Placement, Co Guar, 5.250%, 01/15/21[2]	35	35,263	0.0	[12]
Studio City Finance Ltd., Private Placement, Co Guar, (United Kingdom), 8.500%, 12/01/20[2]	250	278,750	0.2
Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Viking Cruises Ltd., Private Placement, Unsec’d Nt, (Bermuda), 8.500%, 10/15/22[2]	$152	$172,520	0.2%

		4,001,930	3.5
HOUSEHOLD DURABLES — 2.3%
BC Mountain LLC/BC Mountain Finance, Inc., Private Placement, Co Guar, 7.000%, 02/01/21[2]	139	137,610	0.1
Brookfield Residential Properties, Inc., Private Placement, Co Guar, (Canada), 6.500%, 12/15/20[2]	212	225,780	0.2
Brookfield Residential Properties, Inc./Brookfield Resideial US Corp., Private Placement, Co Guar, (Canada), 6.125%, 07/01/22[2]	94	97,055	0.1
K Hovnanian Enterprises, Inc., Co Guar, 11.875%, 10/15/15	130	148,200	0.1
K Hovnanian Enterprises, Inc., Private Placement, Sec’d Nt, 9.125%, 11/15/20[2]	47	52,757	0.1
K Hovnanian Enterprises, Inc., Private Placement, Sr Sec’d Nt, 7.250%, 10/15/20[2]	285	309,225	0.3
K. Hovnanian Enterprises, Inc., Private Placement, Co Guar, 7.000%, 01/15/19[2]	35	35,875	0.0	[12]
KB Home, Co Guar, 4.750%, 05/15/19	103	103,773	0.1
Lennar Corp., Co Guar,
4.500%, 06/15/19	29	29,508	0.0	[12]
6.950%, 06/01/18	140	158,200	0.2
12.250%, 06/01/17	200	257,000	0.2
Libbey Glass, Inc., Sr Sec’d Nt, 6.875%, 05/15/20	28	30,590	0.0	[12]
M/I Homes, Inc., Co Guar, 8.625%, 11/15/18	235	253,506	0.2
Meritage Homes Corp., Co Guar, 7.000%, 04/01/22	58	63,945	0.1
Standard Pacific Corp., Co Guar,
8.375%, 05/15/18	125	147,812	0.1
8.375%, 01/15/21	75	88,688	0.1
10.750%, 09/15/16	29	34,800	0.0	[12]
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Private Placement, Co Guar, 7.750%, 04/15/20[2]	204	224,910	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HOUSEHOLD DURABLES — (continued)
WCI Communities, Inc., Private Placement, Co Guar, 6.875%, 08/15/21[2]	$234	$242,775	0.2%

		2,642,009	2.3
INTERNET & CATALOG RETAIL — 0.6%
Netflix, Inc., Private Placement, Sr Unsec’d Nt, 5.750%, 03/01/24[2]	140	144,900	0.1
Netflix, Inc., Sr Unsec’d Nt, 5.375%, 02/01/21	143	150,150	0.1
SITEL LLC/Sitel Finance Corp., Co Guar, 11.500%, 04/01/18	259	242,812	0.2
SITEL LLC/Sitel Finance Corp., Private Placement, Sr Sec’d Nt, 11.000%, 08/01/17[2]	158	169,653	0.2

		707,515	0.6
MEDIA — 7.6%
Adelphia Communications Corp., Pfd, 6.000%, 02/15/06[1,4]	125	—	0.0
Adelphia Communications Corp., Sr Nt,
8.125%, 07/15/03[1,4]	750	5,250	0.0	[12]
9.375%, 11/15/09[1,4]	560	3,920	0.0	[12]
AMC Entertainment, Inc., Private Placement, Co Guar, 5.875%, 02/15/22[2]	166	168,905	0.1
Cablevision Systems Corp., Sr Unsec’d Nt, 8.000%, 04/15/20	470	548,137	0.5
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp., Private Placement, Co Guar,
5.250%, 02/15/22[2]	35	35,875	0.1
5.625%, 02/15/24[2]	35	35,875	0.0	[12]
Cenveo Corp., Sec’d Nt, 8.875%, 02/01/18	175	178,500	0.1
Cinemark USA, Inc., Co Guar, 5.125%, 12/15/22	75	75,000	0.1
Clear Channel Worldwide Holdings, Inc., Co Guar,
6.500%, 11/15/22	171	181,474	0.1
6.500%, 11/15/22	399	426,431	0.4
7.625%, 03/15/20	734	792,720	0.7
7.625%, 03/15/20	25	26,812	0.0	[12]
Cogeco Cable, Inc., Private Placement, Co Guar, (Canada), 4.875%, 05/01/20[2]	35	34,825	0.0	[12]
Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
CSC Holdings LLC, Sr Unsec’d Nt, 6.750%, 11/15/21	$60	$67,050	0.1%
DISH DBS Corp., Co Guar,
5.000%, 03/15/23	55	55,412	0.0	[12]
6.750%, 06/01/21[10]	560	627,200	0.6
7.875%, 09/01/19	90	106,425	0.1
DreamWorks Animation SKG, Inc., Private Placement, Co Guar, 6.875%, 08/15/20[2]	95	102,837	0.1
Gannett Co., Inc., Private Placement, Co Guar,
5.125%, 07/15/20[2]	62	63,705	0.0	[12]
6.375%, 10/15/23[2]	214	227,107	0.2
Gray Television, Inc., Co Guar, 7.500%, 10/01/20	275	298,375	0.3
Harron Communications LP/Harron Finance Corp., Private Placement, Sr Unsec’d Nt, 9.125%, 04/01/20[2]	160	180,800	0.1
Liberty Interactive LLC, Sr Unsec’d Nt, 8.250%, 02/01/30	160	172,000	0.1
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Private Placement, Sr Sec’d Nt, 9.750%, 04/01/21[2]	83	94,205	0.1
Mediacom LLC/Mediacom Capital Corp., Sr Unsec’d Nt, 9.125%, 08/15/19	295	315,650	0.3
Nexstar Broadcasting, Inc., Co Guar, 6.875%, 11/15/20	150	161,250	0.1
Nielsen Finance LLC/Nielsen Finance Co., Private Placement, Co Guar, 5.000%, 04/15/22[2]	83	83,208	0.1
Quebecor Media, Inc., Sr Unsec’d Nt, (Canada), 5.750%, 01/15/23	130	130,325	0.1
Radio One, Inc., Private Placement, Sr Sub Nt, 9.250%, 02/15/20[2]	115	121,900	0.1
RCN Telecom Services LLC/RCN Capital Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/20[2]	90	95,175	0.1
Regal Entertainment Group, Sr Unsec’d Nt,
5.750%, 03/15/22	80	82,400	0.1
5.750%, 06/15/23	100	101,500	0.1
Sinclair Television Group, Inc., Co Guar,
5.375%, 04/01/21	78	77,415	0.1
6.375%, 11/01/21	35	36,400	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MEDIA — (continued)
Sinclair Television Group, Inc., Sr Unsec’d Nt, 6.125%, 10/01/22	$200	$202,500	0.2%
Sirius XM Holdings, Inc., Private Placement, Co Guar,
5.250%, 08/15/22[2]	90	92,700	0.1
5.750%, 08/01/21[2]	312	324,480	0.3
Sirius XM Holdings, Inc., Private Placement, Sr Unsec’d Nt,
4.250%, 05/15/20[2]	35	34,213	0.0	[12]
4.625%, 05/15/23[2]	60	56,550	0.1
Univision Communications, Inc., Private Placement, Co Guar, 8.500%, 05/15/21[2]	315	348,863	0.3
Univision Communications, Inc., Private Placement, Sr Sec’d Nt,
5.125%, 05/15/23[2]	125	127,813	0.1
6.750%, 09/15/22[2,10]	617	682,556	0.6
7.875%, 11/01/20[2]	220	243,100	0.2
Videotron Ltd., Co Guar, (Canada), 5.000%, 07/15/22	80	80,200	0.1
Videotron Ltd., Private Placement, Co Guar, (Canada), 5.375%, 06/15/24[2]	118	118,590	0.1
VTR Finance B.V., Private Placement, Sr Sec’d Nt, (Netherlands), 6.875%, 01/15/24[2]	400	416,000	0.4
WMG Acquisition Corp., Private Placement, Co Guar, 6.750%, 04/15/22[2]	140	140,875	0.1
WMG Acquisition Corp., Private Placement, Sr Sec’d Nt,
5.625%, 04/15/22[2]	30	30,450	0.0	[12]
6.000%, 01/15/21[2]	59	61,508	0.1

		8,674,461	7.6
MULTILINE RETAIL — 0.3%
Neiman Marcus Group Ltd. LLC, Private Placement, Co Guar, 8.000%, 10/15/21[2]	211	231,836	0.2
Sears Holdings Corp., Sec’d Nt, 6.625%, 10/15/18	125	113,750	0.1

		345,586	0.3
SPECIALTY RETAIL — 2.7%
Chinos Intermediate Holdings A, Inc., Private Placement, Sr Unsec’d Nt, PIK, 8.500%, 05/01/19[2]	76	78,470	0.1
Description	Par (000)	Value	Percent of Net Assets*

SPECIALTY RETAIL — (continued)
Claire’s Stores, Inc., Private Placement, Co Guar, 7.750%, 06/01/20[2]	$89	$68,530	0.1%
Claire’s Stores, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 03/15/19[2,10]	659	684,536	0.6
Claire’s Stores, Inc., Sec’d Nt, 8.875%, 03/15/19[10]	907	843,510	0.7
Guitar Center, Inc., Private Placement, Sr Sec’d Nt, 6.500%, 04/15/19[2]	119	118,256	0.1
Gymboree Corp. (The), Co Guar, 9.125%, 12/01/18	110	93,088	0.1
HT Intermediate Holdings Corp., Private Placement, Sr Unsec’d Nt, PIK, 12.750%, 05/15/19[2]	175	177,625	0.2
Neebo, Inc., Private Placement, Sec’d Nt, 15.000%, 06/30/16[2]	190	198,397	0.2
New Look Bondco I plc, Private Placement, Sr Sec’d Nt, (United Kingdom), 8.375%, 05/14/18[2]	229	245,030	0.2
PC Nextco Holdings LLC/PC Nextco Finance, Inc., Private Placement, Sr Unsec’d Nt, PIK, 8.750%, 08/15/19[2]	133	137,489	0.1
Penske Automotive Group, Inc., Co Guar, 5.750%, 10/01/22	86	89,870	0.1
Radio Systems Corp., Private Placement, Sec’d Nt, 8.375%, 11/01/19[2]	260	287,950	0.2
Serta Simmons Holdings LLC, Private Placement, Sr Unsec’d Nt, 8.125%, 10/01/20[2]	45	49,444	0.0	[12]

		3,072,195	2.7

Total Consumer Discretionary		23,220,088	20.3

CONSUMER STAPLES — 5.6%
BEVERAGES — 0.3%
Constellation Brands, Inc., Co Guar,
3.750%, 05/01/21	75	73,312	0.1
4.250%, 05/01/23	25	24,438	0.0	[12]
Crestview DS Merger Sub II, Inc., Private Placement, Sec’d Nt, 10.000%, 09/01/21[2]	245	271,950	0.2

		369,700	0.3
FOOD & STAPLES RETAILING — 1.4%
BI-LO LLC/BI-LO Finance Corp., Private Placement, Sr Unsec’d Nt, PIK, 9.375%, 09/15/18[2]	111	115,024	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

FOOD & STAPLES RETAILING — (continued)
Ingles Markets, Inc., Sr Unsec’d Nt, 5.750%, 06/15/23	$160	$160,000	0.1%
New Albertsons, Inc., Sr Unsec’d Nt,
8.000%, 05/01/31[10]	300	247,500	0.2
8.700%, 05/01/30	48	40,680	0.1
Rite Aid Corp., Co Guar,
6.750%, 06/15/21	160	173,200	0.2
9.250%, 03/15/20	150	171,187	0.1
SUPERVALU, Inc., Sr Unsec’d Nt, 8.000%, 05/01/16[10]	355	391,388	0.4
Tops Holding Corp./Tops Markets LLC, Sr Sec’d Nt, 8.875%, 12/15/17	240	262,200	0.2

		1,561,179	1.4
FOOD PRODUCTS — 2.1%
Bumble Bee Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 12/15/17[2]	287	312,830	0.3
Darling International, Inc., Private Placement, Co Guar, 5.375%, 01/15/22[2]	95	97,612	0.1
Dean Foods Co., Co Guar, 7.000%, 06/01/16	110	121,000	0.1
Hawk Acquisition Sub, Inc., Private Placement, Sec’d Nt, 4.250%, 10/15/20[2]	350	344,313	0.3
JBS USA LLC/JBS USA Finance, Inc., Private Placement, Co Guar,
7.250%, 06/01/21[2]	157	167,205	0.1
7.250%, 06/01/21[2]	68	72,250	0.1
8.250%, 02/01/20[2]	78	85,410	0.1
Pilgrim’s Pride Corp., Co Guar, 7.875%, 12/15/18	305	327,875	0.3
Post Holdings, Inc., Private Placement, Co Guar, 6.750%, 12/01/21[2]	235	248,806	0.2
Shearer’s Foods LLC/Chip Fin Corp., Private Placement, Sr Sec’d Nt, 9.000%, 11/01/19[2]	125	136,563	0.1
Smithfield Foods Inc., Private Placement, Sr Unsec’d Nt,
5.250%, 08/01/18[2]	201	208,789	0.2
5.875%, 08/01/21[2]	61	63,287	0.0	[12]
Smithfield Foods, Inc., Sr Unsec’d Nt, 7.750%, 07/01/17	130	150,800	0.1
Description	Par (000)	Value	Percent of Net Assets*

FOOD PRODUCTS — (continued)
Wells Enterprises, Inc., Private Placement, Sr Sec’d Nt, 6.750%, 02/01/20[2]	$100	$103,500	0.1%

		2,440,240	2.1
HOUSEHOLD PRODUCTS — 1.6%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Co Guar,
8.250%, 02/15/21	100	109,125	0.1
8.500%, 05/15/18[10]	400	419,500	0.4
9.875%, 08/15/19	425	474,937	0.4
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr Sec’d Nt,
5.750%, 10/15/20	460	481,850	0.4
7.875%, 08/15/19	250	275,312	0.3
Spectrum Brands, Inc., Co Guar, 6.625%, 11/15/22	42	45,728	0.0	[12]

		1,806,452	1.6
PERSONAL PRODUCTS — 0.2%
Prestige Brands, Inc., Private Placement, Sr Unsec’d Nt, 5.375%, 12/15/21[2]	100	102,375	0.1
Revlon Consumer Products Corp., Co Guar, 5.750%, 02/15/21	119	119,595	0.1

		221,970	0.2

Total Consumer Staples		6,399,541	5.6

ENERGY — 17.7%
ENERGY EQUIPMENT & SERVICES — 3.4%
Basic Energy Services, Inc., Co Guar,
7.750%, 02/15/19	140	150,325	0.1
7.750%, 10/15/22	66	71,610	0.1
Exterran Partners LP/EXLP Finance Corp., Private Placement, Co Guar, 6.000%, 10/01/22[2]	120	118,045	0.1
Hiland Partners LP/Hiland Partners Finance Corp., Private Placement, Co Guar, 7.250%, 10/01/20[2]	92	100,050	0.1
Key Energy Services, Inc., Co Guar, 6.750%, 03/01/21	255	268,069	0.2
Ocean Rig UDW, Inc., Private Placement, Sr Unsec’d Nt, 7.250%, 04/01/19[2]	200	199,750	0.2
Oil States International, Inc., Co Guar,
5.125%, 01/15/23	68	76,160	0.1
6.500%, 06/01/19[10]	360	378,900	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ENERGY EQUIPMENT & SERVICES — (continued)
Parker Drilling Co., Co Guar, 7.500%, 08/01/20	$120	$127,800	0.1%
Parker Drilling Co., Private Placement, Co Guar, 6.750%, 07/15/22[2]	120	123,600	0.1
Petroleum Geo-Services ASA, Private Placement, Co Guar, (Norway), 7.375%, 12/15/18[2]	400	429,000	0.4
PHI, Inc., Private Placement, Co Guar, 5.250%, 03/15/19[2]	81	81,810	0.1
Pioneer Energy Services Corp., Co Guar, 9.875%, 03/15/18	255	269,025	0.2
Pioneer Energy Services Corp., Private Placement, Co Guar, 6.125%, 03/15/22[2]	50	50,875	0.0	[12]
Sea Trucks Group, Private Placement, Sr Sec’d Nt, (Nigeria), Reg. S, 9.000%, 03/26/18[2]	400	388,000	0.3
Seadrill Ltd., Private Placement, Sr Unsec’d Nt, (Bermuda), 6.125%, 09/15/17[2]	200	208,500	0.2
Seadrill Ltd., Sr Unsec’d Nt, (Bermuda), 6.500%, 10/05/15	300	313,500	0.3
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Private Placement, Co Guar, 7.500%, 07/01/21[2]	65	69,550	0.1
Trinidad Drilling Ltd., Private Placement, Co Guar, (Canada), 7.875%, 01/15/19[2]	130	139,100	0.1
Unit Corp., Co Guar, 6.625%, 05/15/21	313	331,780	0.3

		3,895,449	3.4
OIL, GAS & CONSUMABLE FUELS — 14.3%
Access Midstream Partners LP/ACMP Finance Corp., Co Guar, 4.875%, 05/15/23	83	83,622	0.1
Aero Resources Finance Corp., Co Guar, 6.000%, 12/01/20	115	122,331	0.1
Aero Resources Finance Corp., Private Placement, Co Guar, 5.375%, 11/01/21[2]	70	71,050	0.1
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Co Guar, 9.625%, 10/15/18[10]	118	126,850	0.1
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Co Guar, 5.875%, 08/01/23	162	159,975	0.1
Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Bill Barrett Corp., Co Guar,
7.000%, 10/15/22	$65	$68,412	0.0%[12]
7.625%, 10/01/19[10]	505	547,294	0.5
Bonanza Creek Energy, Inc., Co Guar, 6.750%, 04/15/21	180	192,150	0.2
Chesapeake Energy Corp., Co Guar,
3.250%, 03/15/16	57	57,570	0.1
5.375%, 06/15/21	140	147,350	0.1
5.750%, 03/15/23	140	148,225	0.1
6.125%, 02/15/21	188	204,920	0.2
Chesapeake Midstream Partners LP/CHKM Finance Corp., Co Guar, 6.125%, 07/15/22	156	167,895	0.1
Chesapeake Oilfield Operating LLC/Chesapeake Oilfield Finance, Inc., Co Guar, 6.625%, 11/15/19	200	207,500	0.2
Cimarex Energy Co., Co Guar, 5.875%, 05/01/22	72	78,120	0.1
Citgo Petroleum Corp., Private Placement, Sr Sec’d Nt, 11.500%, 07/01/17[2]	300	322,500	0.3
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., Co Guar, 6.375%, 03/15/24	25	25,625	0.0	[12]
Comstock Resources, Inc., Co Guar,
7.750%, 04/01/19	75	79,875	0.1
9.500%, 06/15/20	224	255,360	0.2
Concho Resources, Inc., Co Guar,
5.500%, 04/01/23	40	41,600	0.0	[12]
6.500%, 01/15/22	205	223,450	0.2
Consol Energy, Inc., Co Guar, 8.250%, 04/01/20	145	157,506	0.1
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Co Guar, 6.000%, 12/15/20	48	50,280	0.0	[12]
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Private Placement, Co Guar, 6.125%, 03/01/22[2]	151	157,795	0.1
Crosstex Energy LP/Crosstex Energy Finance Corp., Co Guar, 7.125%, 06/01/22	150	175,312	0.2
CVR Refining LLC/Coffeyville Finance, Inc., Sec’d Nt, 6.500%, 11/01/22	221	232,602	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Diamondback Energy, Inc., Private Placement, Co Guar, 7.625%, 10/01/21[2]	$107	$115,560	0.1%
El Paso Pipeline Partners Operating Co., LLC, Co Guar, 6.500%, 04/01/20	85	97,290	0.1
Energy Transfer Equity LP, Sr Sec’d Nt,
5.875%, 01/15/24	250	255,625	0.2
7.500%, 10/15/20	19	21,731	0.0	[12]
Energy XXI Gulf Coast, Inc., Private Placement, Co Guar, 7.500%, 12/15/21[2]	206	215,785	0.2
EP Energy LLC/EP Energy Finance, Inc., Sr Unsec’d Nt, 9.375%, 05/01/20	378	437,063	0.4
EP Energy LLC/Everest Acquisition Finance, Inc., Co Guar, 7.750%, 09/01/22	142	159,395	0.1
EP Energy LLC/Everest Acquisition Finance, Inc., Sr Sec’d Nt, 6.875%, 05/01/19	97	104,760	0.1
Genesis Energy LP/Genesis Energy Finance Corp., Co Guar,
5.750%, 02/15/21	175	181,125	0.1
7.875%, 12/15/18	200	215,250	0.2
Halcon Resources Corp., Private Placement, Co Guar,
9.250%, 02/15/22[2]	140	145,950	0.1
9.750%, 07/15/20[2]	74	79,550	0.1
Hilcorp Energy I LP/Hilcorp Finance Co., Private Placement, Sr Nt, 7.625%, 04/15/21[2]	75	82,125	0.1
Holly Energy Partners LP/Holly Energy Finance Corp., Co Guar, 6.500%, 03/01/20	125	132,813	0.1
Jones Energy Holdings LLC/Jones Energy Finance Corp., Private Placement, Co Guar, 6.750%, 04/01/22[2]	85	86,594	0.1
Kodiak Oil & Gas Corp., Co Guar, (Canada),
5.500%, 01/15/21	90	92,362	0.1
5.500%, 02/01/22	93	95,209	0.1
Laredo Petroleum, Inc., Co Guar, 7.375%, 05/01/22	195	216,450	0.2
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Co Guar, 6.250%, 06/15/22	137	147,960	0.1
Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Martin Midstream Partners LP/Martin Midstream Finance Corp., Co Guar, 7.250%, 02/15/21	$131	$137,386	0.1%
Martin Midstream Partners LP/Martin Midstream Finance Corp., Private Placement, Sr Unsec’d Nt, 7.250%, 02/15/21[2]	100	104,875	0.1
MEG Energy Corp., Private Placement, Co Guar, (Canada),
6.500%, 03/15/21[2]	85	89,462	0.1
7.000%, 03/31/24[2]	105	111,038	0.1
Memorial Resource Development LLC/Memorial Resource Finance Corp., Private Placement, Sr Unsec’d Nt, PIK, 10.000%, 12/15/18[2]	65	66,950	0.1
Midstates Petroleum Co., Inc./Midstates Petroleum Co. LLC, Co Guar, 10.750%, 10/01/20	49	54,145	0.0	[12]
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Private Placement, Sr Sec’d Nt, 8.125%, 11/15/21[2]	34	35,445	0.0	[12]
Newfield Exploration Co., Sr Unsec’d Nt,
5.625%, 07/01/24	105	108,938	0.1
5.750%, 01/30/22	300	318,750	0.3
NGL Energy Partners LP/NGL Energy Finance Corp., Private Placement, Co Guar, 6.875%, 10/15/21[2]	105	109,200	0.1
Oasis Petroleum, Inc., Private Placement, Co Guar, 6.875%, 03/15/22[2]	180	194,850	0.2
Peabody Energy Corp., Co Guar,
6.000%, 11/15/18	115	120,606	0.1
6.250%, 11/15/21	300	300,750	0.3
Plains Exploration & Production Co., Co Guar,
6.750%, 02/01/22	29	32,045	0.0	[12]
6.875%, 02/15/23	246	273,675	0.3
PVR Partners LP/Penn Virginia Resource Finance Corp., Co Guar, 6.500%, 05/15/21	33	35,228	0.0	[12]
QEP Resources, Inc., Sr Unsec’d Nt,
5.250%, 05/01/23	139	138,305	0.1
5.375%, 10/01/22	343	344,715	0.3
6.875%, 03/01/21	140	154,000	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Regency Energy Partners LP/Regency Energy Finance Corp., Co Guar,
5.875%, 03/01/22	$152	$157,700	0.1%
6.500%, 07/15/21	320	343,200	0.3
Rosetta Resources, Inc., Co Guar,
5.625%, 05/01/21	59	60,327	0.0 [12]
5.875%, 06/01/22	529	540,903	0.5
Sabine Oil & Gas LLC/Sabine Oil & Gas Finance Corp., Co Guar, 9.750%, 02/15/17	260	269,100	0.2
Samson Investment Co., Private Placement, Co Guar, 10.750%, 02/15/20[2,10]	595	648,550	0.6
SandRidge Energy, Inc., Co Guar, 7.500%, 03/15/21	80	85,400	0.1
SemGroup Corp., Co Guar, 7.500%, 06/15/21	109	118,265	0.1
SM Energy Co., Private Placement, Sr Unsec’d Nt, 5.000%, 01/15/24[2]	160	155,600	0.1
SM Energy Co., Sr Unsec’d Nt,
6.500%, 11/15/21[10]	400	432,000	0.4
6.500%, 01/01/23	115	122,763	0.1
6.625%, 02/15/19	130	139,100	0.1
Stone Energy Corp., Co Guar, 7.500%, 11/15/22	426	461,145	0.4
Swift Energy Co., Co Guar,
7.125%, 06/01/17[10]	510	515,100	0.4
7.875%, 03/01/22	139	139,000	0.1
8.875%, 01/15/20	60	63,000	0.1
Talos Production LLC/Talos Production Finance, Inc., Private Placement, Co Guar, 9.750%, 02/15/18[2]	193	202,168	0.2
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Co Guar,
6.375%, 08/01/22	52	55,250	0.1
6.875%, 02/01/21	200	214,500	0.2
7.875%, 10/15/18	130	139,100	0.1
Teekay Corp., Sr Unsec’d Nt, 8.500%, 01/15/20	78	88,725	0.1
Ultra Petroleum Corp., Private Placement, Sr Unsec’d Nt, (Canada), 5.750%, 12/15/18[2]	80	84,000	0.1
Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Vanguard Natural Resources LLC/VNR Finance Corp., Co Guar, 7.875%, 04/01/20	$220	$237,050	0.2%
W&T Offshore, Inc., Co Guar, 8.500%, 06/15/19	460	496,800	0.4
Western Refining, Inc., Co Guar, 6.250%, 04/01/21	71	73,485	0.1
WPX Energy, Inc., Sr Unsec’d Nt,
5.250%, 01/15/17	185	197,950	0.2
6.000%, 01/15/22	580	594,500	0.5

		16,352,810	14.3

Total Energy		20,248,259	17.7

FINANCIALS — 9.5%
BANKS — 2.5%
Barclays Bank plc, Sub Nt, (United Kingdom), 7.625%, 11/21/22	200	220,500	0.2
CIT Group, Inc., Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/18[2]	130	145,437	0.1
CIT Group, Inc., Sr Unsec’d Nt,
3.875%, 02/19/19	145	146,587	0.1
4.250%, 08/15/17[10]	408	427,380	0.4
5.000%, 08/15/22	327	339,263	0.3
5.250%, 03/15/18	85	91,375	0.1
5.375%, 05/15/20	365	391,462	0.3
Royal Bank of Scotland Group plc, Sub Nt, (United Kingdom),
6.000%, 12/19/23	246	251,892	0.2
6.100%, 06/10/23	400	415,208	0.4
6.125%, 12/15/22	168	175,943	0.1
Royal Bank of Scotland plc (The), Sub Nt, (United Kingdom), Reg. S, VAR, 9.500%, 03/16/22	275	322,437	0.3

		2,927,484	2.5
CAPITAL MARKETS — 0.3%
E*TRADE Financial Corp., Sr Unsec’d Nt, 6.375%, 11/15/19	90	97,875	0.1
Oppenheimer Holdings, Inc., Sr Sec’d Nt, 8.750%, 04/15/18	105	111,825	0.1
Walter Investment Management Corp., Private Placement, Co Guar, 7.875%, 12/15/21[2]	103	102,743	0.1

		312,443	0.3

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSUMER FINANCE — 2.2%
Ally Financial, Inc., Co Guar,
4.750%, 09/10/18	$9	$9,518	0.0%[12]
6.250%, 12/01/17[10]	505	563,706	0.5
7.500%, 09/15/20	140	166,425	0.1
8.000%, 03/15/20	1,083	1,305,015	1.1
8.000%, 11/01/31	227	279,777	0.3
Community Choice Financial, Inc., Sr Sec’d Nt, 10.750%, 05/01/19	125	105,625	0.1
First Cash Financial Services, Inc., Private Placement, Sr Unsec’d Nt, 6.750%, 04/01/21[2]	35	35,875	0.0	[12]
General Motors Financial Co., Inc., Co Guar,
3.250%, 05/15/18	22	22,193	0.0	[12]
4.250%, 05/15/23	38	37,525	0.1

		2,525,659	2.2
DIVERSIFIED FINANCIAL SERVICES — 2.1%
ACE Cash Express, Inc., Private Placement, Sr Sec’d Nt, 11.000%, 02/01/19[2]	505	419,150	0.4
Ausdrill Finance Pty Ltd., Private Placement, Co Guar, (Australia), 6.875%, 11/01/19[2]	200	182,000	0.1
Cantor Commercial Real Estate Co. LP/CCRE Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/18[2]	80	85,600	0.1
Capmark Financial Group, Inc.,
Zero coupon, 05/10/10[1,4,9]	2,460	12,299	0.0	[12]
CNG Holdings, Inc., Private Placement, Sr Sec’d Nt, 9.375%, 05/15/20[2]	294	269,010	0.2
Denali Borrower LLC/Denali Finance Corp., Private Placement, Sr Sec’d Nt, 5.625%, 10/15/20[2]	564	573,870	0.5
Igloo Holdings Corp., Private Placement, Sr Unsec’d Nt, PIK, 9.000%, 12/15/17[2]	99	99,681	0.1
Jefferies Finance LLC/JFIN Co-Issuer Corp., Private Placement, Sr Unsec’d Nt, 6.875%, 04/15/22[2]	200	201,500	0.2
Nationstar Mortgage LLC/Nationstar Capital Corp., Co Guar,
6.500%, 07/01/21	28	26,390	0.0	[12]
7.875%, 10/01/20	111	112,110	0.1
9.625%, 05/01/19	54	59,670	0.1
Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED FINANCIAL SERVICES — (continued)
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., Private Placement, Sr Unsec’d Nt, 5.625%, 03/15/20[2]	$75	$78,750	0.1%
Nielsen Co. Luxembourg SARL (The), Private Placement, Co Guar, (Luxembourg), 5.500%, 10/01/21[2]	50	52,187	0.0	[12]
ROC Finance LLC/ROC Finance 1 Corp., Private Placement, Sec’d Nt, 12.125%, 09/01/18[2]	105	110,775	0.1
Speedy Cash Intermediate Holdings Corp., Private Placement, Sec’d Nt, 10.750%, 05/15/18[2]	105	108,150	0.1

		2,391,142	2.1
INSURANCE — 1.5%
American International Group, Inc., Jr Sub Nt, VAR, 8.175%, 05/15/58	225	295,594	0.2
A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC, Private Placement, Sr Unsec’d Nt, 7.875%, 12/15/20[2]	65	69,550	0.1
Fidelity & Guaray Life Holdings, Inc., Private Placement, Sr Unsec’d Nt, 6.375%, 04/01/21[2]	79	84,135	0.1
Hartford Financial Services Group, Inc. (The), Jr Sub Nt, VAR, 8.125%, 06/15/38	100	117,375	0.1
Liberty Mutual Group, Inc., Private Placement, Co Guar, VAR, 10.750%, 06/15/58[2]	380	570,000	0.5
National Financial Partners Corp., Private Placement, Sr Unsec’d Nt, 9.000%, 07/15/21[2]	81	86,670	0.1
Prudential Financial, Inc., Jr Sub Nt, VAR, 5.625%, 06/15/43	142	144,840	0.1
USI, Inc., Private Placement, Sr Unsec’d Nt, 7.750%, 01/15/21[2]	343	357,577	0.3

		1,725,741	1.5
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.4%
CNL Lifestyle Properties, Inc., Co Guar, 7.250%, 04/15/19	171	179,550	0.2
DuPont Fabros Technology LP, Co Guar, 5.875%, 09/15/21	133	140,647	0.1
Felcor Lodging LP, Sr Sec’d Nt, 6.750%, 06/01/19	100	107,375	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

REAL ESTATE INVESTMENT TRUSTS (REITS) — (continued)
RHP Hotel Properties LP/RHP Finance Corp., Co Guar, 5.000%, 04/15/21	$59	$59,443	0.0%[12]

		487,015	0.4
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.5%
CBRE Services, Inc., Co Guar, 6.625%, 10/15/20	150	160,125	0.1
Kennedy-Wilson, Inc., Co Guar,
5.875%, 04/01/24	18	18,000	0.0	[12]
8.750%, 04/01/19	150	163,875	0.2
Mattamy Group Corp., Private Placement, Sr Unsec’d Nt, (Canada), 6.500%, 11/15/20[2]	192	194,400	0.2

		536,400	0.5

Total Financials		10,905,884	9.5

HEALTH CARE — 10.2%
HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Alere, Inc., Co Guar, 6.500%, 06/15/20	213	223,650	0.2
Biomet, Inc., Co Guar,
6.500%, 08/01/20	200	215,400	0.2
6.500%, 10/01/20	225	239,063	0.2
ConvaTec Healthcare E S.A., Private Placement, Co Guar, (Luxembourg), 10.500%, 12/15/18[2]	506	562,925	0.5
Hologic, Inc., Co Guar, 6.250%, 08/01/20	70	74,025	0.1

		1,315,063	1.2
HEALTH CARE PROVIDERS & SERVICES — 6.3%
Acadia Healthcare Co., Inc., Private Placement, Co Guar, 6.125%, 03/15/21[2]	108	112,725	0.1
Amsurg Corp., Co Guar, 5.625%, 11/30/20	65	67,600	0.1
Catamaran Corp., Co Guar, (Canada), 4.750%, 03/15/21	50	50,688	0.0	[12]
CHS/Community Health Systems, Inc., Co Guar,
7.125%, 07/15/20	203	220,255	0.2
8.000%, 11/15/19	180	197,775	0.2
CHS/Community Health Systems, Inc., Private Placement, Co Guar, 6.875%, 02/01/22[2]	215	224,675	0.2
CHS/Community Health Systems, Inc., Private Placement, Sr Sec’d Nt, 5.125%, 08/01/21[2]	110	112,750	0.1
Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — (continued)
CHS/Community Health Systems, Inc., Sr Sec’d Nt, 5.125%, 08/15/18	$45	$47,250	0.0%[12]
DaVita HealthCare Partners, Inc., Co Guar, 6.625%, 11/01/20	140	149,975	0.1
Envision Healthcare Corp., Co Guar, 8.125%, 06/01/19	91	97,256	0.1
Fresenius Medical Care U.S. Finance II, Inc., Private Placement, Co Guar,
5.625%, 07/31/19[2]	67	72,192	0.0	[12]
5.750%, 02/15/21[2]	90	95,738	0.1
5.875%, 01/31/22[2]	105	111,563	0.1
HCA Holdings, Inc., Sr Unsec’d Nt, 6.250%, 02/15/21	350	374,675	0.3
HCA, Inc., Co Guar,
5.875%, 05/01/23	100	102,875	0.1
7.500%, 02/15/22[10]	270	308,475	0.3
8.000%, 10/01/18	180	213,300	0.2
HCA, Inc., Sr Sec’d Nt,
3.750%, 03/15/19	122	122,457	0.1
4.750%, 05/01/23	115	113,706	0.1
5.000%, 03/15/24	139	139,261	0.1
5.875%, 03/15/22[10]	200	215,500	0.2
IASIS Healthcare LLC/IASIS Capital Corp., Co Guar, 8.375%, 05/15/19	112	119,560	0.1
inVentiv Health, Inc., Private Placement, Co Guar,
11.000%, 08/15/18[2]	584	538,740	0.5
11.000%, 08/15/18[2]	38	35,150	0.0	[12]
inVentiv Health, Inc., Private Placement, Sr Sec’d Nt, 9.000%, 01/15/18[2]	140	148,400	0.1
LifePoint Hospitals, Inc., Private Placement, Co Guar, 5.500%, 12/01/21[2]	80	83,000	0.1
MPH Acquisition Holdings LLC, Private Placement, Sr Unsec’d Nt, 6.625%, 04/01/22[2]	430	441,288	0.4
Multiplan, Inc., Private Placement, Co Guar, 9.875%, 09/01/18[2,10]	700	759,500	0.7
National Mentor Holdings, Inc., Private Placement, Co Guar, 12.500%, 02/15/18[2]	615	654,975	0.6
Tenet Healthcare Corp., Private Placement, Sr Sec’d Nt, 6.000%, 10/01/20[2]	173	185,110	0.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

HEALTH CARE PROVIDERS & SERVICES — (continued)
Tenet Healthcare Corp., Private Placement, Sr Unsec’d Nt, 5.000%, 03/01/19[2]	$35	$34,956	0.0%[12]
Tenet Healthcare Corp., Sr Sec’d Nt,
4.500%, 04/01/21	75	73,313	0.0	[12]
4.750%, 06/01/20	75	75,562	0.1
6.250%, 11/01/18	105	115,828	0.1
Tenet Healthcare Corp., Sr Unsec’d Nt,
6.750%, 02/01/20	30	31,575	0.0	[12]
8.000%, 08/01/20	138	150,765	0.2
8.125%, 04/01/22	332	371,010	0.3
United Surgical Partners International, Inc., Co Guar, 9.000%, 04/01/20	208	230,880	0.2

		7,200,303	6.3
HEALTH CARE TECHNOLOGY — 0.2%
IMS Health, Inc., Private Placement, Sr Unsec’d Nt, 6.000%, 11/01/20[2]	180	189,450	0.2

PHARMACEUCALS — 2.5%
Capsugel S.A., Private Placement, Sr Unsec’d Nt, (Luxembourg), PIK, 7.000%, 05/15/19[2]	90	92,700	0.1
Catalent Pharma Solutions, Inc., Co Guar, 7.875%, 10/15/18	147	149,389	0.1
Celtic Pharma Phinco B.V., (Bermuda), PIK, 17.000%, 06/15/12[1,4,9,16]	2,805	84,147	0.1
Endo Finance LLC, Private Placement, Co Guar, 5.750%, 01/15/22[2]	190	194,750	0.2
Endo Health Solutions, Inc., Co Guar,
7.000%, 07/15/19	75	80,813	0.1
7.000%, 12/15/20	75	80,812	0.0	[12]
7.250%, 01/15/22	83	89,847	0.1
Forest Laboratories, Inc., Private Placement, Sr Unsec’d Nt,
4.375%, 02/01/19[2]	135	142,087	0.1
4.875%, 02/15/21[2]	65	68,738	0.1
Grifols Worldwide Operations Ltd., Private Placement, Sr Unsec’d Nt, (Ireland), 5.250%, 04/01/22[2]	200	204,500	0.2
Par Pharmaceutical Cos., Inc., Co Guar, 7.375%, 10/15/20	60	64,950	0.0	[12]
Salix Pharmaceuticals Ltd., Private Placement, Co Guar, 6.000%, 01/15/21[2]	110	117,425	0.1
Description	Par (000)	Value	Percent of Net Assets*

PHARMACEUCALS — (continued)
Valeant Pharmaceuticals International, Inc., Private Placement, Co Guar, (Canada),
5.625%, 12/01/21[2]	$115	$120,750	0.1%
6.375%, 10/15/20[2]	575	621,000	0.5
6.750%, 08/15/18[2]	354	389,400	0.3
7.500%, 07/15/21[2]	358	402,750	0.4

		2,904,058	2.5

Total Health Care		11,608,874	10.2

INDUSTRIALS — 14.3%
AEROSPACE & DEFENSE — 0.8%
Alliant Techsystems, Inc., Private Placement, Co Guar, 5.250%, 10/01/21[2]	93	95,557	0.1
B/E Aerospace, Inc., Sr Unsec’d Nt, 5.250%, 04/01/22	200	205,750	0.2
Bombardier, Inc., Private Placement, Sr Nt, (Canada), 6.125%, 01/15/23[2]	120	121,200	0.1
Bombardier, Inc., Private Placement, Sr Unsec’d Nt, (Canada),
4.750%, 04/15/19[2]	225	225,000	0.2
6.000%, 10/15/22[2]	50	50,000	0.0	[12]
7.500%, 03/15/18[2]	7	7,893	0.0	[12]
GenCorp, Inc., Sec’d Nt, 7.125%, 03/15/21	65	70,444	0.1
Spirit AeroSystems, Inc., Private Placement, Co Guar, 5.250%, 03/15/22[2]	56	56,280	0.0	[12]
Triumph Group, Inc., Co Guar, 8.625%, 07/15/18	80	84,800	0.1

		916,924	0.8
AIRLINES — 1.6%
Continental Airlines 2005-ERJ1 Pass Through Trust, 9.798%, 04/01/21[10]	627	720,991	0.6
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 04/11/20	712	760,052	0.7
UAL 2007-1 Pass Through Trust, Private Placement, 7.336%, 07/02/19[2]	71	76,497	0.1
United Airlines 2007-1 Class C Pass Through Trust, Private Placement, VAR, 2.599%, 07/02/14[2]	78	77,521	0.1
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 11/15/21	155	156,938	0.1

		1,791,999	1.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

BUILDING PRODUCTS — 0.7%
Griffon Corp., Private Placement, Co Guar, 5.250%, 03/01/22[2]	$160	$158,400	0.1%
Masco Corp., Sr Unsec’d Nt,
5.950%, 03/15/22	43	46,655	0.1
7.125%, 03/15/20	10	11,550	0.0	[12]
Masonite International Corp., Private Placement, Co Guar, (Canada), 8.250%, 04/15/21[2]	340	375,275	0.3
Nortek, Inc., Co Guar, 8.500%, 04/15/21	134	149,745	0.1
Roofing Supply Group LLC/Roofing Supply Finance, Inc., Private Placement, Co Guar, 10.000%, 06/01/20[2]	10	11,175	0.0	[12]
USG Corp., Private Placement, Co Guar,
5.875%, 11/01/21[2]	56	59,640	0.1
7.875%, 03/30/20[2]	5	5,587	0.0	[12]

		818,027	0.7
COMMERCIAL SERVICES & SUPPLIES — 4.1%
ACCO Brands Corp., Co Guar, 6.750%, 04/30/20	60	61,575	0.1
ADT Corp. (The), Private Placement, Sr Unsec’d Nt, 6.250%, 10/15/21[2]	255	262,012	0.2
ADT Corp. (The), Sr Unsec’d Nt,
3.500%, 07/15/22	54	47,467	0.0	[12]
4.125%, 04/15/19	65	64,492	0.1
4.125%, 06/15/23	276	247,124	0.2
ARAMARK Corp., Co Guar, 5.750%, 03/15/20	165	174,281	0.2
Casella Waste Systems, Inc., Co Guar, 7.750%, 02/15/19	375	389,062	0.3
Ceridian HCM Holding, Inc., Private Placement, Sr Unsec’d Nt, 11.000%, 03/15/21[2]	157	180,942	0.2
Clean Harbors, Inc., Co Guar, 5.125%, 06/01/21	150	153,000	0.1
Covanta Holding Corp., Sr Unsec’d Nt, 5.875%, 03/01/24	80	81,263	0.1
Deluxe Corp., Co Guar, 7.000%, 03/15/19	256	275,200	0.2
Garda World Security Corp., Private Placement, Co Guar, (Canada), 7.250%, 11/15/21[2]	225	240,188	0.2
Harland Clarke Holdings Corp., Private Placement, Sr Sec’d Nt,
6.875%, 03/01/20[2]	105	106,575	0.1
9.750%, 08/01/18[2]	145	159,138	0.1
Description	Par (000)	Value	Percent of Net Assets*

COMMERCIAL SERVICES & SUPPLIES — (continued)
Harland Clarke Holdings Corp., Private Placement, Sr Unsec’d Nt, 9.250%, 03/01/21[2]	$90	$90,450	0.1%
ILFC E-Capital Trust I, Private Placement, VAR, 5.210%, 12/21/65[2]	450	425,250	0.4
ILFC E-Capital Trust II, Private Placement, VAR, 6.250%, 12/21/65[2]	520	504,400	0.5
Iron Mountain, Inc., Co Guar,
5.750%, 08/15/24	50	48,688	0.0	[12]
7.750%, 10/01/19	100	110,250	0.1
Jaguar Holding Co. I, Private Placement, Sr Unsec’d Nt, PIK, 10.125%, 10/15/17[2]	50	52,563	0.1
Jurassic Holdings III, Inc., Private Placement, Sec’d Nt, 6.875%, 02/15/21[2]	114	117,420	0.1
Liberty Tire Recycling LLC, Private Placement, Co Guar, 11.000%, 10/01/16[2]	165	160,875	0.1
Mobile Mini, Inc., Co Guar, 7.875%, 12/01/20	200	222,250	0.2
Mustang Merger Corp., Private Placement, Sr Unsec’d Nt, 8.500%, 08/15/21[2]	83	90,885	0.1
Quebecor World Capital Escrow Corp., (Canada),
6.125%, 07/13/14[1,4,9]	1,415	14,150	0.0	[12]
6.500%, 08/01/27[1,4,9]	810	8,100	0.0	[12]
9.750%, 01/15/15[1,4,9]	585	5,850	0.0	[12]
R.R. Donnelley & Sons Co., Sr Unsec’d Nt,
6.000%, 04/01/24	160	161,200	0.1
6.500%, 11/15/23	100	105,625	0.1
7.000%, 02/15/22	75	82,500	0.1

		4,642,775	4.1
CONSTRUCTION & ENGINEERING — 0.5%
Dycom Investments, Inc., Co Guar, 7.125%, 01/15/21	120	129,450	0.1
MasTec, Inc., Co Guar, 4.875%, 03/15/23	77	75,460	0.0	[12]
Tutor Perini Corp., Co Guar, 7.625%, 11/01/18[10]	400	426,000	0.4

		630,910	0.5
ELECTRICAL EQUIPMENT — 0.5%
Artesyn Escrow, Inc., Private Placement, Sr Sec’d Nt, 9.750%, 10/15/20[2]	34	32,130	0.0	[12]

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

ELECTRICAL EQUIPMENT — (continued)
International Wire Group Holdings, Inc., Private Placement, Sr Sec’d Nt, 8.500%, 10/15/17[2]	$410	$446,900	0.4%
Sensata Technologies B.V., Private Placement, Co Guar, (Netherlands), 4.875%, 10/15/23[2]	117	114,952	0.1

		593,982	0.5
INDUSTRIAL CONGLOMERATES — 0.1%
J.M. Huber Corp., Private Placement, Sr Nt, 9.875%, 11/01/19[2]	75	86,250	0.1

MACHINERY — 1.5%
Amsted Industries, Inc., Private Placement, Co Guar, 5.000%, 03/15/22[2]	60	60,300	0.0	[12]
BlueLine Rental Finance Corp., Private Placement, Sec’d Nt, 7.000%, 02/01/19[2]	150	158,625	0.1
Bluewater Holding B.V., Private Placement, Co Guar, (Netherlands), Reg. S, 10.000%, 12/10/19[2]	400	415,000	0.4
CNH Capital LLC, Co Guar, 3.625%, 04/15/18	107	108,872	0.1
Columbus McKinnon Corp., Co Guar, 7.875%, 02/01/19	180	193,950	0.2
Milacron LLC/Mcron Finance Corp., Private Placement, Co Guar, 7.750%, 02/15/21[2]	304	328,320	0.3
Victor Technologies Group, Inc., Sr Sec’d Nt, 9.000%, 12/15/17[10]	477	511,583	0.4

		1,776,650	1.5
MARINE — 0.9%
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc., Co Guar, 9.250%, 04/15/19	343	367,010	0.3
Ridgebury Crude Tankers LLC, Private Placement, Sr Sec’d Nt, 7.625%, 03/20/17[2]	100	102,125	0.1
Shelf Drilling Holdings Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 8.625%, 11/01/18[2]	125	135,312	0.1
Ultrapetrol Bahamas Ltd., Sr Sec’d Nt, (Bahamas), 8.875%, 06/15/21	377	412,344	0.4

		1,016,791	0.9

Description	Par (000)	Value	Percent of Net Assets*

ROAD & RAIL — 1.1%
Ashtead Capital, Inc., Private Placement, Sec’d Nt, 6.500%, 07/15/22[2,10]	$200	$217,500	0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Co Guar,
8.250%, 01/15/19	210	225,225	0.2
9.750%, 03/15/20	335	385,669	0.3
Hertz Corp. (The), Co Guar,
4.250%, 04/01/18	97	99,910	0.1
7.375%, 01/15/21	145	159,500	0.1
syncreon Group B.V./syncreon Global Finance U.S., Inc., Private Placement, Co Guar, (Netherlands), 8.625%, 11/01/21[2]	200	208,500	0.2

		1,296,304	1.1
TRADING COMPANIES & DISTRIBUTORS — 2.5%
Aircastle Ltd., Sr Unsec’d Nt, (Bermuda),
6.250%, 12/01/19	30	32,400	0.0	[12]
7.625%, 04/15/20[10]	200	228,000	0.2
H&E Equipment Services, Inc., Co Guar, 7.000%, 09/01/22	84	92,400	0.1
HD Supply, Inc., Co Guar, 7.500%, 07/15/20	235	256,444	0.2
HD Supply, Inc., Sr Sec’d Nt, 8.125%, 04/15/19	246	274,290	0.2
International Lease Finance Corp., Sr Unsec’d Nt,
4.625%, 04/15/21	21	21,000	0.0	[12]
8.250%, 12/15/20[10]	888	1,074,027	1.0
United Rentals North America, Inc., Co Guar,
5.750%, 11/15/24	25	25,188	0.0	[12]
6.125%, 06/15/23	447	473,820	0.4
7.625%, 04/15/22	150	168,187	0.2
United Rentals North America, Inc., Sr Unsec’d Nt, 8.250%, 02/01/21	160	179,000	0.2

		2,824,756	2.5

Total Industrials		16,395,368	14.3

INFORMATION TECHNOLOGY — 7.1%
COMMUNICATIONS EQUIPMENT — 1.6%
Alcatel-Lucent USA, Inc., Private Placement, Co Guar,
4.625%, 07/01/17[2]	200	205,500	0.2
6.750%, 11/15/20[2]	400	423,000	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

COMMUNICATIONS EQUIPMENT — (continued)
Alcatel-Lucent USA, Inc., Sr Unsec’d Nt, 6.450%, 03/15/29	$173	$165,215	0.1%
Avaya, Inc., Private Placement, Sec’d Nt, 10.500%, 03/01/21[2]	110	102,025	0.1
Avaya, Inc., Private Placement, Sr Sec’d Nt, 7.000%, 04/01/19[2,10]	360	357,300	0.3
CyrusOne LP/CyrusOne Finance Corp., Co Guar, 6.375%, 11/15/22	58	61,190	0.1
Goodman Networks, Inc., Private Placement, Sr Sec’d Nt, 12.375%, 07/01/18[2]	98	104,370	0.1
Goodman Networks, Inc., Sr Sec’d Nt, 12.125%, 07/01/18	320	340,800	0.3

		1,759,400	1.6
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Anixter, Inc., Co Guar, 5.625%, 05/01/19	50	53,250	0.1
Brightstar Corp., Private Placement, Co Guar, 9.500%, 12/01/16[2]	215	234,350	0.2
CDW LLC/CDW Finance Corp., Co Guar, 8.500%, 04/01/19	229	250,755	0.2
Viasystems, Inc., Private Placement, Sr Sec’d Nt, 7.875%, 05/01/19[2]	104	112,060	0.1

		650,415	0.6
INTERNET SOFTWARE & SERVICES — 0.2%
Bankrate, Inc., Private Placement, Co Guar, 6.125%, 08/15/18[2]	60	63,600	0.1
Equinix, Inc., Sr Unsec’d Nt, 4.875%, 04/01/20	128	130,880	0.1
IAC/InterActiveCorp, Co Guar, 4.875%, 11/30/18	35	36,531	0.0	[12]

		231,011	0.2
IT SERVICES — 3.0%
Ceridian Corp., Private Placement, Sr Sec’d Nt, 8.875%, 07/15/19[2]	85	96,475	0.1
First Data Corp., Co Guar,
10.625%, 06/15/21	115	129,375	0.1
11.250%, 01/15/21	162	184,882	0.2
11.750%, 08/15/21	482	506,100	0.4
12.625%, 01/15/21	274	326,060	0.3
First Data Corp., Private Placement, Sec’d Nt,
8.250%, 01/15/21[2,10]	530	575,050	0.5
PIK, 10.000%, 01/15/22[2]	220	240,666	0.2
Description	Par (000)	Value	Percent of Net Assets*

IT SERVICES — (continued)
First Data Corp., Private Placement, Sr Sec’d Nt, 6.750%, 11/01/20[2,10]	$400	$430,000	0.4%
First Data Holdings, Inc., Private Placement, Sr Unsec’d Nt, PIK, 14.500%, 09/24/19[2]	249	233,697	0.2
iGATE Corp., Private Placement, Co Guar, 4.750%, 04/15/19[2]	91	91,341	0.1
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc., Co Guar, 5.750%, 04/15/23	190	202,588	0.2
SunGard Availability Services Capital, Inc., Private Placement, Co Guar, 8.750%, 04/01/22[2]	96	96,120	0.1
SunGard Data Systems, Inc., Co Guar,
6.625%, 11/01/19	100	105,750	0.1
7.625%, 11/15/20	164	179,785	0.1
WEX, Inc., Private Placement, Co Guar, 4.750%, 02/01/23[2]	77	72,380	0.0	[12]

		3,470,269	3.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Advanced Micro Devices, Inc., Private Placement, Sr Unsec’d Nt, 6.750%, 03/01/19[2]	175	174,781	0.2
Advanced Micro Devices, Inc., Sr Unsec’d Nt,
7.500%, 08/15/22	79	78,210	0.1
7.750%, 08/01/20	54	55,350	0.0	[12]
Amkor Technology, Inc., Sr Unsec’d Nt, 6.375%, 10/01/22	125	129,531	0.1
Entegris, Inc., Private Placement, Co Guar, 6.000%, 04/01/22[2]	55	56,237	0.1
Freescale Semiconductor, Inc., Co Guar, 8.050%, 02/01/20	46	50,543	0.0	[12]
Freescale Semiconductor, Inc., Private Placement, Sr Sec’d Nt,
5.000%, 05/15/21[2]	115	117,300	0.1
6.000%, 01/15/22[2]	58	61,553	0.1
Micron Technology, Inc., Private Placement, Sr Unsec’d Nt, 5.875%, 02/15/22[2]	50	52,375	0.0	[12]

		775,880	0.7
SOFTWARE — 0.6%
ACI Worldwide, Inc., Private Placement, Co Guar, 6.375%, 08/15/20[2]	70	73,763	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

SOFTWARE — (continued)
Activision Blizzard, Inc., Private Placement, Co Guar,
5.625%, 09/15/21[2]	$95	$101,650	0.1%
6.125%, 09/15/23[2]	35	38,106	0.0	[12]
Audatex North America, Inc., Private Placement, Co Guar,
6.000%, 06/15/21[2]	105	112,087	0.1
6.125%, 11/01/23[2]	49	52,124	0.0	[12]
Infor U.S., Inc., Co Guar, 9.375%, 04/01/19	170	191,463	0.2
Nuance Communications, Inc., Private Placement, Co Guar, 5.375%, 08/15/20[2]	118	117,410	0.1

		686,603	0.6
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
NCR Corp., Co Guar, 5.000%, 07/15/22	35	35,044	0.0	[12]
NCR Corp., Private Placement, Sr Unsec’d Nt,
5.875%, 12/15/21[2]	15	15,787	0.0	[12]
6.375%, 12/15/23[2]	40	42,500	0.0	[12]
Nokia OYJ, Sr Unsec’d Nt, (Finland),
5.375%, 05/15/19	101	106,302	0.1
6.625%, 05/15/39	100	102,500	0.1
Seagate HDD Cayman, Co Guar, (Cayman Islands), 6.875%, 05/01/20	170	184,663	0.2

		486,796	0.4

Total Information Technology		8,060,374	7.1

MATERIALS — 14.7%
CHEMICALS — 3.2%
Ashland, Inc., Co Guar, 4.750%, 08/15/22	193	189,381	0.2
Ashland, Inc., Sr Unsec’d Nt,
3.000%, 03/15/16	144	146,880	0.1
3.875%, 04/15/18	177	182,752	0.2
Axiall Corp., Private Placement, Co Guar, 4.875%, 05/15/23[2]	105	103,031	0.1
Basell Finance Co., B.V., Private Placement, Co Guar, (Netherlands), 8.100%, 03/15/27[2]	215	280,523	0.2
Chemtura Corp., Co Guar, 5.750%, 07/15/21	89	92,338	0.1
Eagle Spinco, Inc., Private Placement, Co Guar, 4.625%, 02/15/21[2]	25	24,719	0.0	[12]
Description	Par (000)	Value	Percent of Net Assets*

CHEMICALS — (continued)
INEOS Group Holdings S.A., Private Placement, Co Guar, (Luxembourg), 6.125%, 08/15/18[2]	$200	$207,500	0.2%
LSB Industries, Inc., Private Placement, Sr Sec’d Nt, 7.750%, 08/01/19[2]	64	68,640	0.1
LyondellBasell Industries N.V., Sr Unsec’d Nt, (Netherlands), 6.000%, 11/15/21[10]	335	392,403	0.3
NOVA Chemicals Corp., Private Placement, Sr Unsec’d Nt, (Canada), 5.250%, 08/01/23[2]	50	53,500	0.0	[12]
Nufarm Australia Ltd., Private Placement, Co Guar, (Australia), 6.375%, 10/15/19[2]	166	171,810	0.2
OMNOVA Solutions, Inc., Co Guar, 7.875%, 11/01/18	330	352,275	0.3
PetroLogistics LP/PetroLogistics Finance Corp., Co Guar, 6.250%, 04/01/20	110	110,275	0.1
PolyOne Corp., Sr Unsec’d Nt,
5.250%, 03/15/23	242	243,210	0.2
7.375%, 09/15/20	247	270,465	0.2
Rain CII Carbon LLC and CII Carbon Corp., Private Placement, Sec’d Nt,
8.000%, 12/01/18[2]	140	146,300	0.1
8.250%, 01/15/21[2]	200	206,000	0.2
Trinseo Materials Operating S.C.A./Trinseo Materials Finance, Inc., Sr Sec’d Nt, (Luxembourg), 8.750%, 02/01/19	204	219,045	0.2
Tronox Finance LLC, Co Guar, 6.375%, 08/15/20	210	215,775	0.2

		3,676,822	3.2
CONSTRUCTION MATERIALS — 3.2%
Cemex Espana Luxembourg, Private Placement, Sr Sec’d Nt, (Spain),
9.250%, 05/12/20[2]	225	246,937	0.2
9.875%, 04/30/19[2]	750	870,000	0.8
Cemex Finance LLC, 8.910%, 09/15/17[9]	337	338,185	0.3
Cemex Finance LLC, Private Placement, Sr Sec’d Nt, 6.000%, 04/01/24[2]	200	200,500	0.2
Cemex S.A.B. de C.V., Private Placement, Sr Sec’d Nt, (Mexico),
6.500%, 12/10/19[2]	200	212,750	0.2
7.250%, 01/15/21[2]	200	218,500	0.2
9.000%, 01/11/18[2]	500	545,000	0.4
Headwaters, Inc., Private Placement, Co Guar, 7.250%, 01/15/19[2]	99	103,208	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

CONSTRUCTION MATERIALS — (continued)
Lafarge S.A., Sr Unsec’d Nt, (France), 7.125%, 07/15/36	$150	$160,500	0.1%
U.S. Concrete, Inc., Private Placement, Sr Sec’d Nt, 8.500%, 12/01/18[2]	70	75,950	0.1
Vulcan Materials Co., Sr Unsec’d Nt, 7.500%, 06/15/21[10]	548	645,270	0.6

		3,616,800	3.2
CONTAINERS & PACKAGING — 2.2%
Ardagh Packaging Finance plc, Private Placement, Co Guar, (Ireland), 9.125%, 10/15/20[2,10]	200	223,000	0.2
Ardagh Packaging Finance plc, Private Placement, Sr Sec’d Nt, (Ireland), 7.375%, 10/15/17[2,10]	200	212,750	0.2
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Co Guar, (Ireland),
6.250%, 01/31/19[2]	200	209,000	0.2
9.125%, 10/15/20[2,10]	200	222,000	0.2
Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., Private Placement, Sr Unsec’d Nt, (Ireland), 7.000%, 11/15/20[2]	35	37,147	0.0	[12]
Ball Corp., Co Guar, 4.000%, 11/15/23	85	79,475	0.1
Berry Plastics Corp., Sec’d Nt,
9.500%, 05/15/18	370	391,275	0.3
9.750%, 01/15/21	300	348,375	0.3
Beverage Packaging Holdings Luxembourg II S.A./Beverage Packaging Holdings II Is, Private Placement, Co Guar, (Luxembourg),
5.625%, 12/15/16[2]	140	143,500	0.1
6.000%, 06/15/17[2]	65	67,275	0.1
Constar International, Inc., 11.000%, 12/31/17[1,4,9]	376	167,097	0.1
Sealed Air Corp., Private Placement, Co Guar,
6.500%, 12/01/20[2]	120	132,300	0.1
8.125%, 09/15/19[2]	70	78,225	0.1
8.375%, 09/15/21[2]	205	236,006	0.2

		2,547,425	2.2
METALS & MINING — 5.6%
AK Steel Corp., Sr Sec’d Nt, 8.750%, 12/01/18	155	173,987	0.2
Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — (continued)
Aleris International, Inc., Co Guar,
7.625%, 02/15/18	$75	$77,437	0.1%
7.875%, 11/01/20	54	55,620	0.0	[12]
APERAM, Private Placement, Sr Unsec’d Nt, (Luxembourg),
7.375%, 04/01/16[2]	150	154,500	0.1
7.750%, 04/01/18[2]	300	315,000	0.3
ArcelorMittal, Sr Unsec’d Nt, (Luxembourg),
6.750%, 02/25/22	510	559,725	0.5
7.500%, 10/15/39	530	547,888	0.5
10.350%, 06/01/19	565	715,431	0.6
BlueScope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Private Placement, Co Guar, (Australia), 7.125%, 05/01/18[2]	51	53,932	0.1
Coeur Mining, Inc., Co Guar, 7.875%, 02/01/21	165	165,825	0.1
Coeur Mining, Inc., Private Placement, Co Guar, 7.875%, 02/01/21[2]	100	100,250	0.1
Commercial Metals Co., Sr Unsec’d Nt,
4.875%, 05/15/23	20	19,200	0.0	[12]
6.500%, 07/15/17	150	167,625	0.1
7.350%, 08/15/18	75	85,500	0.1
First Quantum Minerals Ltd., Private Placement, Co Guar, (Canada),
6.750%, 02/15/20[2]	54	54,675	0.0	[12]
7.000%, 02/15/21[2]	54	54,945	0.1
FMG Resources August 2006 Pty Ltd., Private Placement, Co Guar, (Australia),
6.000%, 04/01/17[2]	54	56,835	0.0	[12]
6.875%, 02/01/18[2,10]	545	574,294	0.5
6.875%, 04/01/22[2]	205	220,887	0.2
Hecla Mining Co., Co Guar, 6.875%, 05/01/21	245	237,650	0.2
HudBay Minerals, Inc., Co Guar, (Canada), 9.500%, 10/01/20	35	37,450	0.0	[12]
JMC Steel Group, Inc., Private Placement, Sr Nt, 8.250%, 03/15/18[2]	150	153,375	0.1
Kaiser Aluminum Corp., Co Guar, 8.250%, 06/01/20	261	294,278	0.3
KGHM International Ltd., Private Placement, Co Guar, (Canada), 7.750%, 06/15/19[2]	54	56,970	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

METALS & MINING — (continued)
New Gold, Inc., Private Placement, Co Guar, (Canada), 7.000%, 04/15/20[2]	$56	$58,940	0.1%
New Gold, Inc., Private Placement, Sr Unsec’d Nt, (Canada), 6.250%, 11/15/22[2]	103	104,545	0.1
Novelis, Inc., Co Guar, (Canada), 8.750%, 12/15/20[10]	429	479,408	0.4
Prince Mineral Holding Corp., Private Placement, Sr Sec’d Nt, 11.500%, 12/15/19[2]	50	56,125	0.1
Ryerson, Inc./Joseph T Ryerson & Son, Inc., Sr Sec’d Nt, 9.000%, 10/15/17	110	118,663	0.1
Steel Dynamics, Inc., Co Guar,
5.250%, 04/15/23	112	113,960	0.1
6.125%, 08/15/19	108	117,450	0.1
6.375%, 08/15/22	108	117,450	0.1
Taseko Mines Ltd., Co Guar, (Canada), 7.750%, 04/15/19	155	158,100	0.1
Westmoreland Escrow Corp., Private Placement, Sr Sec’d Nt, 10.750%, 02/01/18[2]	75	81,938	0.1

		6,339,858	5.6
PAPER & FOREST PRODUCTS — 0.5%
Boise Cascade Co., Co Guar, 6.375%, 11/01/20	124	132,990	0.1
Louisiana-Pacific Corp., Co Guar, 7.500%, 06/01/20	83	91,922	0.1
Norbord, Inc., Private Placement, Sr Sec’d Nt, (Canada), 5.375%, 12/01/20[2]	135	136,688	0.1
Resolute Forest Products, Inc., Private Placement, Co Guar, 5.875%, 05/15/23[2]	28	27,300	0.0	[12]
Unifrax I LLC/Unifrax Holding Co., Private Placement, Co Guar, 7.500%, 02/15/19[2]	160	169,600	0.2

		558,500	0.5

Total Materials		16,739,405	14.7

TELECOMMUNICATION SERVICES — 15.9%
DIVERSIFIED TELECOMMUNICATION SERVICES — 9.6%
Altice Financing S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 6.500%, 01/15/22[2]	200	211,000	0.2
Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
Altice Finco S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 8.125%, 01/15/24[2]	$200	$215,500	0.2%
Broadview Networks Holdings, Inc., Sec’d Nt, 10.500%, 11/15/17	75	74,812	0.1
CCO Holdings LLC/CCO Holdings Capital Corp., Co Guar,
5.250%, 03/15/21	35	35,262	0.0	[12]
6.500%, 04/30/21	232	245,920	0.2
8.125%, 04/30/20	900	985,500	0.9
Cincinnati Bell, Inc., Co Guar,
8.375%, 10/15/20	70	76,650	0.1
8.750%, 03/15/18	135	141,244	0.1
Embarq Corp., Sr Unsec’d Nt, 7.995%, 06/01/36	1,478	1,542,135	1.4
Frontier Communications Corp., Sr Unsec’d Nt,
7.125%, 01/15/23	167	173,263	0.2
8.500%, 04/15/20	40	46,500	0.0	[12]
8.750%, 04/15/22	110	125,537	0.1
9.250%, 07/01/21	225	266,625	0.2
Intelsat Jackson Holdings S.A., Co Guar, (Luxembourg),
6.625%, 12/15/22	85	88,400	0.1
7.250%, 04/01/19	100	107,500	0.1
7.250%, 10/15/20	375	406,875	0.3
Intelsat Jackson Holdings S.A., Private Placement, Co Guar, (Luxembourg),
5.500%, 08/01/23[2]	460	450,800	0.4
6.625%, 12/15/22[2]	100	104,000	0.1
Intelsat Luxembourg S.A., Private Placement, Co Guar, (Luxembourg),
7.750%, 06/01/21[2]	335	352,587	0.3
8.125%, 06/01/23[2]	403	427,180	0.4
Level 3 Communications, Inc., Sr Unsec’d Nt,
8.875%, 06/01/19	485	532,894	0.5
11.875%, 02/01/19	700	791,000	0.7
Level 3 Financing, Inc., Co Guar,
7.000%, 06/01/20	57	61,774	0.1
8.125%, 07/01/19[10]	417	457,658	0.4
8.625%, 07/15/20	234	262,372	0.2
Level 3 Financing, Inc., Private Placement, Co Guar,
VAR, 3.846%, 01/15/18[2]	50	50,875	0.0	[12]
6.125%, 01/15/21[2]	100	105,500	0.1

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

DIVERSIFIED TELECOMMUNICATION SERVICES — (continued)
PAETEC Holding Corp., Co Guar, 9.875%, 12/01/18	$50	$54,875	0.0%[12]
Qwest Capital Funding, Inc., Co Guar, 7.750%, 02/15/31	400	395,000	0.3
Qwest Corp., Sr Unsec’d Nt, 7.250%, 09/15/25	50	55,233	0.1
Sprint Capital Corp., Co Guar, 8.750%, 03/15/32	244	268,400	0.2
tw telecom holdings, Inc., Co Guar,
5.375%, 10/01/22	26	26,520	0.0	[12]
6.375%, 09/01/23	41	43,870	0.1
UPCB Finance V Ltd., Private Placement, Sr Sec’d Nt, (Cayman Islands), 7.250%, 11/15/21[2]	300	330,750	0.3
Virgin Media Finance plc, Co Guar, (United Kingdom), 8.375%, 10/15/19	151	161,948	0.1
Wind Acquisition Finance S.A., Private Placement, Sec’d Nt, (Luxembourg), 11.750%, 07/15/17[2]	160	168,600	0.1
Wind Acquisition Finance S.A., Private Placement, Sr Sec’d Nt, (Luxembourg), 7.250%, 02/15/18[2]	200	210,500	0.2
Windstream Corp., Co Guar,
6.375%, 08/01/23	15	14,625	0.0	[12]
7.500%, 06/01/22	70	73,850	0.1
7.500%, 04/01/23	85	89,250	0.1
7.750%, 10/01/21	90	96,750	0.1
8.125%, 09/01/18	250	265,625	0.2
Zayo Group LLC/Zayo Capital, Inc., Co Guar, 10.125%, 07/01/20	310	359,600	0.3

		10,954,759	9.6
WIRELESS TELECOMMUNICATION SERVICES — 6.3%
Cricket Communications, Inc., Co Guar, 7.750%, 10/15/20	331	378,333	0.3
Crown Castle International Corp., Sr Unsec’d Nt, 5.250%, 01/15/23	211	214,429	0.2
eAccess Ltd., Private Placement, Co Guar, (Japan), 8.250%, 04/01/18[2]	250	271,875	0.2
MetroPCS Wireless, Inc., Co Guar, 6.625%, 11/15/20	480	512,400	0.5
NII Capital Corp., Co Guar, 7.625%, 04/01/21	677	189,560	0.2
NII International Telecom S.C.A., Private Placement, Co Guar, (Luxembourg),
7.875%, 08/15/19[2]	220	149,050	0.1
11.375%, 08/15/19[2]	174	122,670	0.1

Description	Par (000)	Value	Percent of Net Assets*

WIRELESS TELECOMMUNICATION SERVICES — (continued)
SoftBank Corp., Private Placement, Co Guar, (Japan), 4.500%, 04/15/20[2]	$400	$398,000	0.3%
Sprint Communications, Inc., Private Placement, Co Guar,
7.000%, 03/01/20[2]	93	107,183	0.1
9.000%, 11/15/18[2,10]	575	702,937	0.6
Sprint Communications, Inc., Sr Unsec’d Nt,
6.000%, 11/15/22	950	967,812	0.8
7.000%, 08/15/20	500	545,000	0.5
11.500%, 11/15/21	72	95,760	0.1
Sprint Corp., Private Placement, Co Guar,
7.125%, 06/15/24[2]	129	135,450	0.1
7.250%, 09/15/21[2]	82	89,380	0.1
7.875%, 09/15/23[2]	160	176,000	0.2
Syniverse Holdings, Inc., Co Guar, 9.125%, 01/15/19	300	326,250	0.3
T-Mobile USA, Inc., Co Guar,
5.250%, 09/01/18	95	100,462	0.1
6.125%, 01/15/22	167	174,933	0.1
6.250%, 04/01/21	224	236,880	0.2
6.464%, 04/28/19	65	69,550	0.1
6.500%, 01/15/24	43	45,043	0.0	[12]
6.625%, 04/01/23	274	290,440	0.3
6.633%, 04/28/21	246	264,450	0.2
6.731%, 04/28/22	221	236,746	0.2
6.836%, 04/28/23	201	215,572	0.2
VimpelCom Holdings B.V., Private Placement, Co Guar, (Netherlands), 6.255%, 03/01/17[2]	200	202,000	0.2

		7,218,165	6.3

Total Telecommunication Services		18,172,924	15.9

UTILITIES — 1.6%
GAS UTILITIES — 0.6%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr Unsec’d Nt, 6.500%, 05/20/21	70	74,725	0.1
Sabine Pass Liquefaction LLC, Sr Sec’d Nt,
5.625%, 04/15/23	447	444,765	0.4
5.625%, 02/01/21	100	103,125	0.1
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr Unsec’d Nt, 7.375%, 08/01/21	45	49,613	0.0	[12]

		672,228	0.6

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.0%
AES Corp., Sr Unsec’d Nt, 5.500%, 03/15/24	$53	$52,602	0.0%[12]
Dynegy Holdings LLC,
7.125%, 05/15/18[1,4,9]	500	650	0.0	[12]
7.750%, 06/01/19[1,4,9]	750	975	0.0	[12]
Dynegy Roseton LLC/Dynegy Danskammer LLC Pass-Through Trust, 0.000%, 11/08/16[1,4,9]	1,000	10,000	0.0	[12]
Dynegy, Inc., Private Placement, Co Guar, 5.875%, 06/01/23[2]	164	161,130	0.1
GenOn Energy, Inc., Sr Unsec’d Nt, 9.875%, 10/15/20	290	295,800	0.3
InterGen N.V., Private Placement, Sr Sec’d Nt, (Netherlands), 7.000%, 06/30/23[2]	270	283,500	0.3
NRG Energy, Inc., Co Guar, 6.625%, 03/15/23	214	222,025	0.2
NRG Energy, Inc., Private Placement, Co Guar, 6.250%, 07/15/22[2]	75	77,250	0.1
		1,103,932	1.0

Total Utilities		1,776,160	1.6

Total Corporate Bonds
(cost $129,430,317)		133,526,877	116.9

LOAN ASSIGNMENTS — 11.0%
CONSUMER DISCRETIONARY — 4.4%
AUTOMOBILES — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc., Term Loan, VAR, 3.250%, 12/31/18	225	223,970	0.2

DIVERSIFIED CONSUMER SERVICES — 0.1%
St. George’s University, 1st Lien Term Loan, VAR, 8.500%, 12/20/17	66	66,909	0.1

HOTELS, RESTAURANTS & LEISURE — 0.9%
American Casino & Entertainment Properties LLC, Term Loan, VAR, 4.500%, 07/03/19	124	125,303	0.1
Caesars Entertainment Operating Co., Inc., Term Loan B-6, VAR, 5.489%, 01/28/18	179	168,839	0.1
CCM Merger, Inc., 1st Lien Term Loan, VAR, 5.000%, 03/01/17	63	63,226	0.1
Hilton Worldwide Holdings, Inc., Term Loan B-2, VAR, 3.500%, 10/26/20	114	114,606	0.1
Description	Par (000)	Value	Percent of Net Assets*

HOTELS, RESTAURANTS & LEISURE — (continued)
Mohegan Tribal Gaming Authority, Term Loan B, VAR, 5.500%, 06/15/18	$80	$81,347	0.1%
Scientific Games International, Inc., Term Loan, VAR, 4.250%, 10/18/20	70	69,825	0.1
Shingle Springs Tribal Gaming Authority, Term Loan B, VAR, 6.250%, 08/29/19	123	125,588	0.1
Station Casinos LLC, 1st Lien Term Loan B, VAR, 4.250%, 03/02/20	248	247,809	0.2

		996,543	0.9
MEDIA — 2.2%
Clear Channel Communications, Inc., Term Loan, VAR, 6.903%, 01/30/19	452	442,462	0.4
Clear Channel Communications, Inc., Term Loan B-1, VAR, 3.803%, 01/29/16	504	497,264	0.4
Clear Channel Communications, Inc., Term Loan E, VAR, 7.653%, 07/30/19	454	453,589	0.4
Cogeco Cable, Inc./Altice Financing S.A., Initial Term Loan, VAR, 5.500%, 07/02/19	150	152,555	0.1
Entercom Radio LLC, New Term Loan B-2, VAR, 4.002%, 11/23/18	74	74,010	0.1
Hubbard Radio LLC, Term Loan B, VAR, 4.500%, 04/29/19	77	76,797	0.1
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, Term B Loan, VAR, 5.750%, 03/22/19	80	80,332	0.1
NEP Broadcasting LLC, 2nd Lien Term Loan B, VAR, 9.500%, 07/22/20	38	39,217	0.0	[12]
R.H. Donnelley, Inc., Exit Term Loan, VAR, 9.750%, 12/31/16	178	112,301	0.1
Radio One, Inc., 1st Lien Term Loan B, VAR, 7.500%, 03/31/16	250	255,497	0.2
Tribune Co., Term Loan, VAR, 4.000%, 12/27/20	150	149,475	0.1
Univision Communications, Inc., 1st Lien Term Loan C-4, VAR, 4.000%, 03/01/20	160	159,898	0.1
Univision Communications, Inc., Term Loan, VAR, 4.000%, 03/01/20	79	79,045	0.1
Vertis, Inc., Extended Term Loan, VAR, 14.000%, 12/21/15[9]	396	5,937	0.0	[12]

		2,578,379	2.2

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MULTILINE RETAIL — 0.6%
J.C. Penney Corp., Inc., 1st Lien Term Loan, VAR, 6.000%, 05/22/18	$447	$444,021	0.4%
Sears Roebuck Acceptance Corp., Term Loan, VAR, 5.500%, 06/30/18	259	260,452	0.2

		704,473	0.6
SPECIALTY RETAIL — 0.4%
Gymboree Corp. (The), New 1st Lien Term Loan, VAR, 5.000%, 02/23/18	355	318,910	0.3
J. Crew Group, Inc., 1st Lien Term Loan B, VAR, 4.000%, 03/05/21	103	102,773	0.1

		421,683	0.4

Total Consumer Discretionary		4,991,957	4.4

CONSUMER STAPLES — 1.0%
FOOD & STAPLES RETAILING — 0.9%
Rite Aid Corp., 2nd Lien Term Loan, VAR, 4.875%, 06/21/21	425	430,844	0.4
Rite Aid Corp., New 2nd Lien Term Loan, VAR, 5.750%, 08/21/20	45	45,928	0.0	[12]
SUPERVALU, Inc., Term Loan B, VAR, 4.500%, 03/21/19	573	573,636	0.5

		1,050,408	0.9
FOOD PRODUCTS — 0.1%
Dole Food Co., Inc., Term Loan B, VAR, 4.500%, 11/01/18	125	125,469	0.1

Total Consumer Staples		1,175,877	1.0

ENERGY — 1.2%
OIL, GAS & CONSUMABLE FUELS — 1.2%
Alon USA Partners LP, Term Loan B, VAR, 9.250%, 11/26/18	38	39,651	0.0	[12]
Arch Coal, Inc., Term Loan B, VAR, 6.250%, 05/16/18	188	185,579	0.2
Fieldwood Energy LLC, 2nd Lien Term Loan, VAR, 8.375%, 09/30/20	325	338,068	0.3
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc., Term Loan, VAR, 5.250%, 06/27/18	129	131,117	0.1
Rice Drilling B LLC, 2nd Lien Term Loan B, VAR, 8.500%, 10/25/18	62	62,958	0.1
Sabine Oil & Gas LLC, 2nd Lien Term Loan, VAR, 8.750%, 12/31/18	250	252,970	0.2
Description	Par (000)	Value	Percent of Net Assets*

OIL, GAS & CONSUMABLE FUELS — (continued)
Stallion Oilfield, Inc., Term Loan, VAR, 8.000%, 06/19/18	$98	$99,585	0.1%
Vantage Energy LLC, 2nd Lien Term Loan, VAR, 8.500%, 12/20/18	90	90,078	0.1
WildHorse Resources LLC, Term Loan, VAR, 7.500%, 12/13/18	137	139,200	0.1

		1,339,206	1.2

Total Energy		1,339,206	1.2

FINANCIALS — 0.1%
DIVERSIFIED FINANCIAL SERVICES — 0.1%
Ascensus, Inc., 2nd Lien Term Loan, VAR, 9.000%, 12/02/20	30	30,750	0.0	[12]
ROC Finance LLC, New 1st Lien Term Loan, VAR, 5.000%, 06/20/19	114	111,708	0.1

		142,458	0.1

Total Financials		142,458	0.1

HEALTH CARE — 0.2%
HEALTH CARE PROVIDERS & SERVICES — 0.1%
inVentiv Health, Inc., Consolidated term Loan, VAR, 7.500%, 08/04/16	153	152,992	0.1

PHARMACEUTICALS — 0.1%
CEVA Sante Animale, Term Loan B, VAR, 6.500%, 03/30/21	46	45,808	0.1

Total Health Care		198,800	0.2

INDUSTRIALS — 1.0%
AEROSPACE & DEFENSE — 0.1%
Freedom Group, Inc., 1st Lien Term Loan B, VAR, 5.500%, 04/19/19	126	127,484	0.1

COMMERCIAL SERVICES & SUPPLIES — 0.4%
EWT/WTG Holdings III Corp., 2nd Lien Term Loan, VAR, 8.500%, 01/15/22	200	201,000	0.2
Harland Clarke Holdings Corp.,Extended Tranche B-2 Term Loan, VAR, 5.484%, 06/30/17	141	141,263	0.1
SourceHOV LLC, 2013 2nd Lien Term Loan, VAR, 8.750%, 04/30/19	100	102,250	0.1

		444,513	0.4

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)	Value	Percent of Net Assets*

MACHINERY — 0.4%
Hudson Products Holdings, Inc., Term Loan, VAR, 5.000%, 03/15/19	$456	$457,804	0.4%

MARINE — 0.1%
Shelf Drilling Holdings Ltd., Term Loan, VAR, 10.000%, 10/08/18	90	91,912	0.1

ROAD & RAIL — 0.0%[12]
Ozburn-Hessey Holding Co., Term Loan, VAR, 6.750%, 05/23/19	49	49,045	0.0	[12]

Total Industrials		1,170,758	1.0

INFORMATION TECHNOLOGY — 1.6%
COMMUNICATIONS EQUIPMENT — 0.1%
Alcatel-Lucent USA, Inc., 1st Lien Term Loan, VAR, 4.500%, 01/30/19	173	173,542	0.1

INTERNET SOFTWARE & SERVICES — 0.2%
Go Daddy Group, Inc. (The), Term Loan B, VAR, 4.000%, 12/17/18	244	244,240	0.2

IT SERVICES — 0.3%
Ceridian Corp., Term Loan B, VAR, 4.404%, 05/09/17	42	41,667	0.1
First Data Corp., 2018 Repriced Term Loan B, VAR, 4.155%, 09/24/18	264	263,952	0.2

		305,619	0.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Freescale Semiconductor, Inc., 7 Year Term Loan, VAR, 4.250%, 02/28/20	134	134,183	0.1

SOFTWARE — 0.3%
BMC Software Finance, Inc., 1st Lien Term Loan, VAR, 4.000%, 09/10/20	46	45,648	0.0	[12]
RP Crown Parent LLC, New 1st Lien Term Loan, VAR, 6.000%, 12/21/18	276	274,640	0.3

		320,288	0.3
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.6%
Dell, Inc., USD Term Loan B, VAR, 4.500%, 04/29/20	327	324,795	0.3
Targus Group International, Inc., Term Loan, VAR, 12.000%, 05/24/16	461	381,735	0.3

		706,530	0.6

Total Information Technology		1,884,402	1.6

Description	Par (000)	Value	Percent of Net Assets*

MATERIALS — 0.4%
CHEMICALS — 0.3%
Axalta Coating Systems LLC, Term Loan, VAR, 4.000%, 02/01/20	$183	$183,274	0.2%
AZ Chem U.S., Inc., Term Loan B, VAR, 5.250%, 12/22/17	85	85,164	0.1
OCI Beaumont LLC, Term Loan B-2, VAR, 6.250%, 08/20/19	43	43,405	0.0	[12]
Tronox Ltd., Term Loan B, VAR, 4.500%, 03/19/20	65	64,844	0.0	[12]

		376,687	0.3
CONSTRUCTION MATERIALS — 0.1%
Quikrete Companies, Inc., 2nd Lien Term Loan, VAR, 7.000%, 03/26/21	50	51,218	0.1

Total Materials		427,905	0.4

TELECOMMUNICATION SERVICES — 0.2%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Cincinnati Bell, Inc., Term Loan B, VAR, 4.000%, 09/10/20	35	34,803	0.0	[12]
Integra Telecom Holdings, Inc., Term Loan, VAR, 5.250%, 02/22/19	40	40,598	0.0	[12]
XO Communications LLC, 1st Lien Term Loan, VAR, 4.250%, 03/25/21	50	49,748	0.1
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, VAR, 4.000%, 07/02/19	100	99,771	0.1

		224,920	0.2

Total Telecommunication Services		224,920	0.2

UTILITIES — 0.9%
ELECTRIC UTILITIES — 0.9%
Texas Competitive Electric, Extended Term Loan, VAR, 4.737%, 10/10/17	680	489,703	0.5
Texas Competitive Electric, Non-Extended Term Loan, VAR, 3.737%, 10/10/14	680	486,109	0.4

Total Utilities		975,812	0.9

Total Loan Assignments
(cost $13,103,590)		12,532,095	11.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

PREFERRED SECURITIES — 1.6%
FINANCIALS — 1.6%
BANKS — 0.8%
Citigroup, Inc., Jr Sub Nt, VAR, 5.950%, 01/30/23[14]	$425		$415,437	0.4%
Wachovia Capital Trust III, VAR, 5.570%, 05/02/14[10,14]	295		283,569	0.2
Wells Fargo & Co., Jr Sub Nt, Series K, VAR, 7.980%, 03/15/18[14]	175		198,844	0.2

			897,850	0.8
DIVERSIFIED FINANCIAL SERVICES — 0.7%
Bank of America Corp., Jr Sub Nt,
VAR, 8.000%, 01/30/18[14]	285		322,762	0.3
VAR, 8.125%, 05/15/18[14]	415		474,138	0.4

			796,900	0.7
INSURANCE — 0.1%
Catlin Insurance Co., Ltd., Private Placement, Jr Sub Nt, (Bermuda), VAR, 7.249%, 01/19/17[2,14]	165		170,362	0.1

Total Financials			1,865,112	1.6

Total Preferred Securities
(cost $1,726,341)			1,865,112	1.6

ASSET-BACKED SECURITIES — 1.3%
Long Beach Mortgage Loan Trust, Series 2004-5, Class M6, VAR, 2.654%, 09/25/34[9]	41		5,181	0.0	[12]
Unipac IX LLC, 13.000%, 05/15/16[9]	1,500		1,455,900	1.3

Total Asset-Backed Securities
(cost $1,521,633)			1,461,081	1.3

Total Fixed Income Investments
(cost $145,822,606)			149,385,165	130.8

PREFERRED STOCKS — 2.0%
CONSUMER DISCRETIONARY — 0.2%
MEDIA — 0.2%
Spanish Broadcasting System, Inc., Pfd[1,9]	481		3,609	0.0	[12]
Spanish Broadcasting System, Inc., Pfd, Series B, PIK, 10.750%, 05/01/14[1,15] ($1,000 par value)	—	[11]	223,500	0.2

			227,109	0.2

Total Consumer Discretionary			227,109	0.2

Description	Par (000)		Value	Percent of Net Assets*

FINANCIALS — 1.6%
BANKS — 0.5%
CoBank ACB, Pfd, Series D, 11.000%, 10/01/14[1,15] ($50 par value)	$10		$520,625	0.5%

CAPITAL MARKETS — 0.0%[12]
State Street Corp., Pfd, VAR, 5.900%, 03/15/24[1,15] ($25 par value)	1		12,945	0.0	[12]

CONSUMER FINANCE — 0.2%
Ally Financial, Inc., Pfd, Private Placement, 7.000%, 05/01/14[2,15]	—	[11]	281,923	0.2

DIVERSIFIED FINANCIAL SERVICES — 0.1%
GMAC Capital Trust I, Pfd, Series 2, VAR, 8.125%, 02/15/40[1] ($25 par value)	4		98,280	0.1

INSURANCE — 0.8%
Hartford Financial Services Group, Inc. (The), Pfd, VAR, 7.875%, 04/15/42[1] ($25 par value)	12		354,700	0.3
XLIT Ltd., Pfd, (Cayman Islands), Series D, VAR, 3.359%, 04/28/14[1,15] ($1,000 par value)	1		524,600	0.5

			879,300	0.8

Total Financials			1,793,073	1.6

INDUSTRIALS — 0.0%
MACHINERY — 0.0%
Glasstech, Inc., Pfd, Series C1,9	—	[11]	—	0.0

INFORMATION TECHNOLOGY — 0.0%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., Pfd, (Bermuda)[1,9]	2		—	0.0

MATERIALS — 0.2%
CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., Pfd[1,9]	—	[11]	—	0.0

METALS & MINING — 0.2%
ArcelorMittal, Pfd, (Luxembourg), 6.000%, 01/15/16[1] ($50 par value)	9		215,221	0.2

Total Materials			215,221	0.2

Total Preferred Stocks
(cost $2,077,711)			2,235,403	2.0

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

Description	Par (000)		Value	Percent of Net Assets*

COMMON STOCKS — 1.0%
CONSUMER DISCRETIONARY — 0.2%
AUTOMOBILES — 0.1%
General Motors Co.	$2		$73,280	0.1%

MEDIA — 0.0%[12]
New Cotai LLC/New Cotai Capital Corp., Class B, ADR[1,9]	—	[11]	24,558	0.0	[12]

SPECIALTY RETAIL — 0.1%
Neebo, Inc.[1,9]	12		84,701	0.1

Total Consumer Discretionary			182,539	0.2

FINANCIALS — 0.0%[12]
DIVERSIFIED FINANCIAL SERVICES — 0.0%[12]
Adelphia Recovery Trust[1,9]	157		1	0.0	[12]
Adelphia Recovery Trust, Contingent Value[9]	1,297		3,502	0.0	[12]

			3,503	0.0	[12]
INSURANCE — 0.0%[12]
Jupiter Holding I Corp.[1,9]	1		4,567	0.0	[12]

Total Financials			8,070	0.0	[12]

INDUSTRIALS — 0.0%[12]
MACHINERY — 0.0%
Glasstech, Inc.[1,9]	—	[11]	—	0.0

MARINE — 0.0%[12]
General Maritime Corp.[1,9]	—	[11]	3,389	0.0	[12]

Total Industrials			3,389	0.0	[12]

INFORMATION TECHNOLOGY — 0.0%
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.0%
Stratus Technologies Bermuda Holdings, Ltd., (Bermuda)[1,9]	8		—	0.0

MATERIALS — 0.6%
CONSTRUCTION MATERIALS — 0.2%
U.S. Concrete, Inc.[1]	10		235,494	0.2

CONTAINERS & PACKAGING — 0.0%
Constar International, Inc., ADR[1,9]	—	[11]	—	0.0

PAPER & FOREST PRODUCTS — 0.4%
New Holdco[1,9]	6		498,858	0.4

Total Materials			734,352	0.6

Description	Par (000)		Value	Percent of Net Assets*

UTILITIES — 0.2%
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.2%
Dynegy, Inc.[1]	$11		$274,340	0.2%

Total Common Stocks
(cost $2,291,372)			1,202,690	1.0

WARRANTS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
SPECIALTY RETAIL — 0.0%
Neebo, Inc., expiring 06/20/19[1,9]	5		—	0.0

INDUSTRIALS — 0.0%
MARINE — 0.0%
General Maritime Corp., expiring 05/17/17[1,9]	—	[11]	—	0.0

Total Warrants
(cost $46)			—	0.0

Total Equity Investments
(cost $4,369,129)			3,438,093	3.0

SHORT-TERM INVESTMENT — 1.8%
INVESTMENT COMPANY — 1.8%
JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010%[5,13]
(cost $2,106,577)	2,107		2,106,577	1.8

TOTAL INVESTMENTS
(cost $152,298,312)			154,929,835	135.6

Preferred Stock and Liabilities in Excess of Other Assets			(40,702,220)	(35.6)

Net Assets Applicable to Common Stockholders			$114,227,615	100.0%

ADR	American Depositary Receipt
Co	Company
Guar	Guaranteed
Jr	Junior
Mtg	Mortgage
Nt	Note
Pfd	Preferred
PIK	Payment in-kind
Sec’d	Secured
Sr	Senior
Sub	Subordinate
Unsec’d	Unsecured
VAR	Variable Rate Security. The interest rate shown is the rate in effect as of March 31, 2014.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

*	Applicable to common stockholders.
[1]	Non-income producing security.
[2]

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Directors and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities amounted to $53,794,306 and 47.1% of net assets applicable to common stockholders.

[4]	Defaulted Security.
[5]	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
[9]	Security deemed to be illiquid. These securities amounted to $2,819,595 and 2.5% of net assets applicable to common stockholders.
[10]	All or a portion of the security is reserved for current or potential holdings of swaps, TBAs, when-issued securities and delayed delivery securities.
[11]	Amount rounds to less than one thousand (par or shares).
[12]	Amount rounds to less than 0.1%.
[13]	The rate shown is the current yield as of March 31, 2014.
[14]

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2014.

[15]

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of March 31, 2014.

[16]	Security is distressed as of March 31, 2014. The rate at which income is accrued on the security is lower than the stated PIK coupon rate.

As of March 31, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7,928,167
Aggregate gross unrealized depreciation	(5,296,644)

Net unrealized appreciation/depreciation	$2,631,523

Federal income tax cost of investments	$152,298,312

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

A. VALUATION OF INVESTMENTS — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Fund are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Fund may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Fund to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Fund’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”) has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”), and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Fund’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Fund’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Fund at March 31, 2014.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$73,280	$—	$109,259		$182,539
Financials	—	—	8,070		8,070
Industrials	—	—	3,389		3,389
Information Technology	—	—	—	(a)	—	(a)
Materials	235,494	—	498,858		734,352
Utilities	274,340	—	—		274,340

Total Common Stocks	583,114	—	619,576		1,202,690

Preferred Stocks
Consumer Discretionary	—	223,500	3,609		227,109
Financials	465,925	1,327,148	—		1,793,073
Industrials	—	—	—	(a)	—	(a)
Information Technology	—	—	—	(a)	—	(a)
Materials	215,221	—	—	(a)	215,221

Total Preferred Stocks	681,146	1,550,648	3,609		2,235,403

Debt Securities
Asset-Backed Securities	—	—	1,461,081		1,461,081
Convertible Bonds
Consumer Discretionary	—	—	—	(a)	—	(a)

Total Convertible Bonds	—	—	—	(a)	—	(a)

Corporate Bonds
Consumer Discretionary	—	23,132,149	87,939		23,220,088
Consumer Staples	—	6,399,541	—		6,399,541
Energy	—	20,248,259	—		20,248,259
Financials	—	10,893,585	12,299		10,905,884
Health Care	—	11,524,727	84,147		11,608,874
Industrials	—	14,575,269	1,820,099		16,395,368
Information Technology	—	8,060,374	—		8,060,374
Materials	—	16,234,123	505,282		16,739,405

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Telecommunication Services	$—	$18,172,924	$—		$18,172,924
Utilities	—	1,764,535	11,625		1,776,160

Total Corporate Bonds	—	131,005,486	2,521,391		133,526,877

Preferred Securities
Financials	—	1,865,112	—		1,865,112
Loan Assignments
Consumer Discretionary	—	4,986,020	5,937		4,991,957
Consumer Staples	—	1,175,877	—		1,175,877
Energy	—	1,339,206	—		1,339,206
Financials	—	142,458	—		142,458
Health Care	—	198,800	—		198,800
Industrials	—	1,170,758	—		1,170,758
Information Technology	—	1,884,402	—		1,884,402
Materials	—	427,905	—		427,905
Telecommunication Services	—	224,920			224,920
Utilities	—	975,812	—		975,812

Total Loan Assignments	—	12,526,158	5,937		12,532,095

Warrants
Consumer Discretionary	—	—	—	(a)	—	(a)
Industrials	—	—	—	(a)	—	(a)

Total Warrants	—	—	—	(a)	—	(a)

Short-Term Investment
Investment Company	2,106,577	—	—		2,106,577

Total Investments in Securities	$3,370,837	$146,947,404	$4,611,594		$154,929,835

(a)	Value is Zero
There were no transfers between Levels 1 and 2 during the period ended March 31, 2014.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/14
Investments in Securities
Asset-Backed Securities	$1,495,266	$—	$(33,538)	$1,697	$—	$(2,344)	$—	$—	$1,461,081
Common Stocks — Consumer Discretionary	104,563	—	4,696	—	—	—	—	—	109,259
Common Stocks — Financials	3,503	—	4,567	—	—	—	—	—	8,070
Common Stocks — Industrials	3,389	—	—	—	—	—	—	—	3,389

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (continued)

As of March 31, 2014 (Unaudited)

	Balance as of 12/31/13		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 03/31/14
Common Stocks — Information Technology	$—	(a)	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Common Stocks — Materials	523,140		(26,997)	34,396	—	—	(31,681)	—	—	498,858
Convertible Bond — Consumer Discretionary	—	(a)	—	(457)	—	457	—	—	—	—	(a)
Corporate Bonds — Consumer Discretionary	88,936		—	— (a)	—	145	(1,142)	—	—	87,939
Corporate Bonds — Financials	—		—	(20,294)	—	—	—	32,593	—	12,299
Corporate Bonds — Health Care	84,147		—	—	—	—	—	—	—	84,147
Corporate Bonds — Industrials	1,986,949		9,425	25,785	(271)	—	(201,789)	—	—	1,820,099
Corporate Bonds — Materials	440,830		1,828	109,700	449	—	(47,525)	—	—	505,282
Corporate Bonds — Utilities	1,625		—	—	—	—	—	10,000	—	11,625
Loan Assignment — Consumer Discretionary	6,926		2,809	(989)	—	—	(2,809)	—	—	5,937
Preferred Stocks — Consumer Discretionary	3,128		—	481	—	—	—	—	—	3,609
Preferred Stocks — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Information Technology	—	(a)	—	—	—	—	—	—	—	—	(a)
Preferred Stocks — Materials	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Consumer Discretionary	—	(a)	—	—	—	—	—	—	—	—	(a)
Warrants — Industrials	—	(a)	—	—	—	—	—	—	—	—	(a)

Total	$4,742,402		$(12,935)	$124,347	$1,875	$602	$(287,290)	$42,593	$—	$4,611,594

(a)	Value is zero.
[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at March 31, 2014, which were valued using significant unobservable inputs (Level 3), amounted to approximately $133,187.

PACHOLDER HIGH YIELD FUND, INC.

Schedule of Portfolio Investments (concluded)

As of March 31, 2014 (Unaudited)

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at 3/31/14		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$4,567		Market Comparable Companies	EBITDA Multiple (a)	4.89x - 5.50x (5.50x)
				Discount for lack of marketability (b)	20% - 30% (20.00%)
	0		Discounted Cash Flow	Probability of Insolvency	100% (N/A)
	3,389		Terms of Plan of Reorganization	Discount for lack of marketability (b)	25% (N/A)
				Discount for potential outcome	100% (N/A)

Common Stock	7,956
	0		Discounted Cash Flow	Probability of Insolvency	100% (N/A)
	0	(c)	Market Comparable Companies	EBITDA Multiple (a)	4.89x (N/A)
				Discount for lack of marketability (b)	30% (N/A)

Preferred Stock	0
	172,078		Market Comparable Companies	EBITDA Multiple (a)	6.80x (6.80x)
				Discount for lack of marketability (b)	25% (N/A)
				Probability of Default	97% (N/A)

Corporate Bond	172,078
	1,461,081		Discounted Cash Flow	Liquidity Discount	4.50% - 5.00%(4.75%)
				Implied Spread to Index	2.00% -2.50%(2.25%)
				Constant Prepayment Rate	2.00% (N/A)
				Constant Default Rate	7.00% (N/A)
				Yield (Discount Rate of Cash Flows)	9.27% (N/A)

Asset-Backed Securities	1,461,081
Warrants	0		Intrinsic Value	Issue Price vs. Stock Price	(N/A)

Total	1,641,115

#	The table above does not include level 3 securities that are valued by brokers and pricing services. At March 31, 2014, the value of these securities was $2,970,479. The inputs for these securities are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.
(a)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(c)	Securities senior to the preferred securities in issuing entity capital structure result in preferred stock being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield, and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or in the prepayment rate (Constant Prepayment Rate Model) may decrease or increase the fair value measurement.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacholder High Yield Fund, Inc.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert L. Young
Robert L. Young
President and Principal Executive Officer
May 28, 2014

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
May 28, 2014